Calvert

Investments that make a difference

December 31, 2001

Annual Report

Calvert Tax-Free Reserves

Calvert Tax-Free Reserves

President's Letter

2

Portfolio Manager Remarks

3

Report of Independent Public Accountants

9

Statements of Net Assets

10

Statements of Operations

29

Statements of Changes

in Net Assets

30

Notes to

Financial Statements

34

Financial Highlights

39

Trustee and Officer Information Table

44

Dear Shareholders:

We are seeing signs of economic recovery for 2002, though uncertainty about its strength and timing may test investor patience this year.

Keep investment perspective

For all investors - money market, fixed income, as well as equity - patience means viewing performance through the lens of one's own personal investment strategy. When economic conditions are uncertain and markets volatile, as they are now, we encourage you to take a closer look with your financial advisor at the investment objectives and styles of your holdings. Verify that your portfolio selections are in fact appropriate given your goals, risk tolerance, and time horizon. Rebalance or reallocate as appropriate, then have patience with your strategy as the year unfolds.

You may also want to talk with your advisor about the significant retirement and education saving opportunities now available as a result of 2001 federal tax legislation, a welcome development in a year which brought many unwelcome events.

Revisiting shared values

Certainly, the tragic events of September 11 must be noted. We mourn the losses and feel for those who suffered loss. We honor the heroic actions of so many. As a lasting and important footnote to that day, we observe and are heartened by the growth in volunteerism and giving by individuals who want to make a difference in their communities.

This spirit of community involvement is one of Calvert's core values. We encourage employers and corporations to support their employees' efforts to become engaged in their communities, whether through offering time off to volunteer in the community, as Calvert does with one paid day off per month for each associate, or by stepping up philanthropy and in-kind giving.

Thank you for choosing Calvert

On December 7, 2001, Calvert celebrated 25 years in the investment business. We are grateful to those of you who have been with us for all or most of that time - and we welcome the many investors who joined us in 2001. The trust and confidence all of you have expressed through your investment in Calvert Funds redoubles our commitment to a strong and successful 2002.

Sincerely,

Barbara J. Krumsiek

President and CEO

January 31, 2002

Tom Dailey is a member of the CAMCO portfolio management team.

Calvert Tax-Free Reserves Money Market Portfolio seeks to earn the highest interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital and the quality and maturity characteristics of the Portfolio.

Fund

Information

asset allocation

tax-exempt

money market

NASDAQ symbol

CTMXX

CUSIP number

131620-10-6

Calvert Tax-Free Reserves

Money Market Portfolio

How would you characterize the investment climate over the past 12 months?

The U. S. economy officially fell into recession in March 2001, after a long and prosperous period of growth. In response to the decline in economic growth, the Federal Reserve aggressively lowered the Fed Funds rate on eleven separate occasions during the year. The Fed Funds target rate was lowered from 6.5% to 1.75%, the lowest rate since 1961.

Tax-free money market rates declined as well, at times below 1%. Investors sought the safe haven of money market funds as the stock market remained volatile. Later in the year, even extraordinarily low money market rates failed to force investors back into the post-bubble stock market, for fear of more losses.

How did the Fund perform?

The Money Market Portfolio's Class "O" shares total return for the year ended December 31, 2001, was 2.47%. This was above the 2.21% total return for the average tax-exempt money market fund tracked by Lipper Analytical Services, Inc.

What was your strategy during the period?

The Fed easing, along with the continuous influx of cash into tax-free money market funds pressured rates downward all year, forcing us to try to keep a long-weighted average maturity. In a typical year, cash outflows that occur regularly throughout the year allow us to take advantage of any spike in rates, and we buy aggressively as rate increases occur. In 2001, an atypical year, there were few cash outflows, and the only strategy remaining was to buy note issues as early in the year as possible, before rates neared a bottom.

What is your outlook?

We felt that the Fed easing in the first half of 2001 would begin to right the economy in the second half. But, the events of September 11 only exacerbated economic weakness. We still feel that the low interest rate environment will eventually help to kick start economic growth during 2002. In fact, recent economic data has been positive and we think the Fed will allow the economy to regain its footing well in advance of any possible rate hikes.

Certainly, risks remain that could derail a near-term recovery such as a downturn in consumer confidence or housing activity, or another exogenous shock to the economy. However, current indications point to a gradual recovery of economic growth, including recent increases in manufacturing activity, consumer confidence, and stock prices.

January 31, 2002

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at December 31, 2001, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Portfolio

statistics

weighted

average maturity
12.31.01	35 days
12.31.00	52 days

comparative month-end yields
		MFR's General
	CTFR	Purpose Tax-Free
	Money Market	Money Market
	Class O	Averages
12.31.01	1.04%	1.06%
11.30.01	1.33%	1.34%
10.31.01	1.59%	1.65%
9.30.01	1.83%	1.78%
8.31.01	2.00%	1.87%
7.31.00	2.25%	2.10%
6.30.01	2.54%	2.39%

Total returns assume reinvestment of dividends. Past performance is no guarantee of future results. Performance information represents Class O shares. The value of an investment in Institutional Class or Class T shares would be different. Source: Money Fund Vision98, iMoneyNet, Inc.

class O

average annual

total return

as of 12.31.01
1 year	2.47%
5 year	3.21%
10 year	3.18%
inception	4.53%

(3.04.81)

Tom Dailey is a member of the CAMCO portfolio management team.

Calvert Tax-Free Reserves Limited-Term Portfolio seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital and the quality and maturity characteristics of the Portfolio.

Fund

Information

asset allocation

short-term

tax-exempt bonds

NASDAQ symbol

CTFLX

CUSIP number

131620-20-5

Calvert Tax-Free Reserves Limited-Term Portfolio

How did the Fund Perform?

The Fund's 12-month total return was 4.46%, compared to a 4.71% total return for the average short-term municipal fund tracked by Lipper Analytical Services, Inc.

What was your strategy during the period?

Prior to the astonishing decline in rates, we purchased a number of securities at attractive levels, which helped the Portfolio maintain a very competitive yield throughout 2001. In the first half of the year, we purchased securities in the two and three year range as rates steadily decreased. During the second half of 2001, we concentrated on issues with maturities from one to two years, since the longer rates were not providing adequate compensation. We also avoided lower coupon bonds, which will perform poorly should rates begin to rise. An additional benefit of buying issues just beyond money market range is that they tend to appreciate rapidly in value once they are eligible to be purchased by money market funds.

What is your outlook?

The outlook remains uncertain, although early signs of an economic recovery are encouraging. If rates continue to fall, the Fund is well-positioned to continue to provide an attractive yield. Conversely, the Fund should outperform, as designed, if rates rise quickly.

January 31, 2002

comparative Investment Performance (as of 12.31.01)

	CTFR	Lipper Short	Lehman
	Limited-Term	Municipal Debt	Municipal Bond
	Portfolio	Funds Average	Index TR
6 month	1.89%	1.83%	2.18%
1 year	4.46%	4.71%	5.13%
5 year*	3.96%	4.18%	5.98%
10 year*	4.07%	4.37%	6.63%

Investment performance does not reflect the deduction of any front-end sales charge.

TR represents total return. Source: Lipper Analytical Services, Inc.

* Average annual return

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at December 31, 2001, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Portfolio

statistics

monthly

dividend yield
12.31.01	3.25%
12.31.00	4.46%

30 day SEC yield
12.31.01	3.18%
12.31.00	4.46%

weighted

average maturity
12.31.01	393 days
12.31.00	401 days

effective duration
12.31.01	297 days
12.31.00	361 days

average annual

total return

as of 12.31.01
1 year	3.40%
5 year	3.74%
10 year	3.96%
inception	5.72%

(3.04.81)

Growth of a hypothetical $10,000 investment

Total returns assume reinvestment of dividends and reflect the deduction of Portfolio's maximum front-end sales charge of 1.00%. No sales charge has been applied to the indices used for comparison. Past performance is no guarantee of future returns. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or the redemption of Portfolio shares. Source: Lipper Analytical Services, Inc.

[INSERT LINE GRAPH HERE]

Reno Martini is the Chief Investment Officer of CAMCO.

Calvert Tax-Free Reserves Long-Term Portfolio seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital and the quality and maturity characteristics of the Portfolio.

Fund

Information

asset allocation

long-term

tax-exempt bonds

NASDAQ symbol

CTTLX

CUSIP number

131620-30-4

Calvert Tax-Free Reserves

Long-Term Portfolio

How would you characterize the investment climate over the past 12 months?

We saw a severe contraction in economic growth during 2001. The Fed Funds target rate currently stands at 1.75% as the Fed has reacted aggressively by lowering rates. Interest rates across the curve were volatile as long-term rates were higher at the end of 2001 than they were in 2000. The fourth quarter was particularly damaging, with rates rising 50 to 75 basis points.

What was your strategy during the period?

For 2001, the strategy was to be long in duration to take advantage of declining interest rates. Rates were extremely volatile, and the Portfolio purchased securities when they were extremely cheap by historical standards, and sold securities when they appeared to be extremely rich by these standards. Our duration for the final quarter of 2001 was longer than that of our peers and we were caught by the quick reversal of interest rate direction in November and December. We decided to maintain the course, believing that interest rates would fall towards the end of December 2001 and January 2002.

How did the Fund perform?

The Fund returned 3.68% for the 12 months ended December 31, 2001, compared to the 3.90% return of the Lipper General Municipal Debt Funds Average. The Long-Term Portfolio was positioned for most of the year for interest rates to decline. Because of market volatility, we had one quarter of outperformance when interest rates declined and three quarters of underperformance when interest rates were rising. Late in 2001, Fund performance suffered as declining rates quickly reversed and headed higher (at a time when we were positioned for a neutral to a lower interest rate environment). The Portfolio ended the year 22 basis points below the Lipper average.

comparative Investment Performance (as of 12.31.01)

	CTFR	Lipper General	Lehman
	Long-Term	Municipal Debt	Municipal Bond
	Portfolio	Funds Average	Index TR
6 month	1.69%	1.47%	2.18%
1 year	3.68%	3.90%	5.13%
5 year*	4.94%	4.78%	5.98%
10 year*	5.91%	5.85%	6.63%

Investment performance does not reflect the deduction of any front-end sales charge.

TR represents total return. Source: Lipper Analytical Services, Inc.

* Average annual return

What is your outlook?

While we are nearing an historical low in the interest rate cycle we are not convinced that the economy is out of trouble. Rates should remain stable throughout the first half of the year, with a trading range of 25 to 40 basis points for intermediate to long-term bonds. Our Portfolio duration remains long and we will do well when rates are declining. Our strategy will be to sell as rates decline and shorten duration if numerous economic factors show signs of recovery.

January 31, 2002

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at December 31, 2001, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Portfolio

statistics

monthly

dividend yield
12.31.01	4.34%
12.31.00	4.82%

30 day SEC yield
12.31.01	4.42%
12.31.00	4.13%

weighted

average maturity
12.31.01	15 years
12.31.00	16 years

effective duration
12.31.01	8.80 years
12.31.00	9.49 years

average annual

total return

as of 12.31.01
1 year	(0.20%)
5 year	4.15%
10 year	5.50%
inception	7.29%

(8.23.83)

Growth of a hypothetical $10,000 investment

Total returns assume reinvestment of dividends and reflect the deduction of Fund's maximum front-end sales charge of 3.75%. No sales charge has been applied to the indices used for comparison. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or the redemption of Portfolio shares.Past performance is no guarantee of future returns. Source: Lipper Analytical Services, Inc.

[INSERT LINE GRAPH HERE]

Report of independent public accountants

To the Board of Trustees and Shareholders of Calvert Tax-Free Reserves:

We have audited the accompanying statements of net assets of Calvert Tax-Free Reserves Money Market, Limited-Term, and Long-Term Portfolios (three portfolios comprising Calvert Tax-Free Reserves, hereafter referred to as the "Funds"), as of December 31, 2001, and the related statements of operations, changes in net assets, and financial highlights for the periods presented, excluding the periods indicated below. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to December 31, 2000, were audited by other auditors, whose report dated February 11, 2000, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert Tax-Free Reserves Money Market, Limited-Term, and Long-Term Portfolios as of December 31, 2001, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania

February 15, 2002

Money Market Portfolio

Statement of Net assets

December 31, 2001
	Principal
Municipal Obligations - 101.1%	Amount	Value
Alabama - 6.8%
Auburn IDA Revenue VRDN, 1.95%, 5/1/20, LOC: AmSouth Bank	$4,505,000	$4,505,000
Birmingham Public Education Building Authority Revenue VRDN,
1.85%, 6/1/30, LOC: First Union National Bank	19,060,000	19,060,000
Calhoun County Economic Development Council Revenue VRDN:
1.95%, 3/1/13, LOC: Fleet National Bank	3,000,000	3,000,000
1.95%, 3/1/18, LOC: Fleet National Bank	700,000	700,000
Colbert County Industrial Development Board Revenue VRDN,
1.90%, 10/1/11, LOC: SouthTrust Bank	3,090,000	3,090,000
Huntsville IDA Revenue VRDN, 2.10%, 11/1/26, C/LOC: FHLB	5,000,000	5,000,000
MFH Revenue VRDN:
1.75%, 11/1/08, LOC: SouthTrust Bank, AL	1,565,000	1,565,000
1.75%, 4/1/14, LOC: AmSouth Bank	2,775,000	2,775,000
1.75%, 9/1/20, LOC: SouthTrust Bank, AL	2,880,000	2,880,000
Mobile County IDA Revenue VRDN, 1.90%, 4/1/20,
LOC: SouthTrust Bank, AL	4,000,000	4,000,000
Montgomery IDA Revenue VRDN:
1.90%, 9/15/04, LOC: SouthTrust Bank, AL	1,470,000	1,470,000
2.00%, 10/1/07, C/LOC: SunTrust Bank	2,150,000	2,150,000
Northport MFH Revenue VRDN:
1.85%, 9/3/15, LOC: AmSouth Bank	1,920,000	1,920,000
1.75%, 7/1/18, LOC: AmSouth Bank	5,250,000	5,250,000
Port City Medical Clinic Revenue VRDN, 1.60%, 2/1/25,
BPA: Kredietbank, AMBAC Insured	6,000,000	6,000,000
State Association of Governmental Organizations COPs,
2.75%, 9/30/02, AMBAC Insured	15,000,000	15,099,012
State IDA Revenue VRDN, 1.85%, 1/1/15,
LOC: Fleet National Bank	660,000	660,000
Sulligent IDA Revenue VRDN, 1.95%, 5/1/10,
LOC: Bank of America	1,625,000	1,625,000
Talladega IDA Revenue VRDN, 2.00%, 10/1/16, C/LOC: FHLB	1,785,000	1,785,000
Taylor-Ryan Improvement District Revenue VRDN,
1.80%, 5/1/31, LOC: Columbus Bank & Trust	10,000,000	10,000,000
Valley Special Care Facilities Revenue VRDN, 1.85%, 6/1/25,
LOC: Columbus Bank & Trust	2,830,000	2,830,000
Wynlakes Government Utility Authority Revenue VRDN,
2.10%, 5/1/06, LOC: AmSouth Bank	4,000,000	4,000,000

Arizona - 1.1%
Apache County IDA Revenue VRDN, 1.65%, 12/15/18,
LOC: Bank of New York	4,600,000	4,600,000
Pinal County IDA & Pollution Control Revenue VRDN,
1.60%, 12/1/11, LOC: BNP Paribas	4,665,000	4,665,000
State School District Financing Program COPs, 3.25%, 7/31/02	6,000,000	6,023,733

	Principal
Municipal Obligations - Cont'd	Amount	Value
Arkansas - 1.2%
Arkadelphia IDA Revenue VRDN, 1.75%, 4/1/11,
LOC: Danske Bank	$4,000,000	$4,000,000
Fayetteville Public Facilities Board Revenue VRDN, 1.95%, 9/1/27,
LOC: Dresdner Bank, AG	2,850,000	2,850,000
State MFH Revenue VRDN:
1.86%, 10/1/30, LOC: Regions Bank	5,200,000	5,200,000
1.86%, 11/1/31, LOC: First Tennessee Bank	5,000,000	5,000,000

California - 5.9%
Alameda-Contra Costa School Financing Authority Adjustable COPs,
1.50%, 8/1/24, BPA: Dexia Public Finance Bank, AMBAC Insured	545,000	545,000
Association of Bay Area Government Adjustable COPs,
1.55%, 2/1/25, LOC: Wells Fargo Bank, NA	2,660,000	2,660,000
Inland Valley Development Agency Tax Allocation VRDN,
1.85%, 3/1/27, C/LOC: Cal Sters, LOC: Union Bank, California.	33,985,000	33,985,000
Los Angeles County MFH Revenue VRDN, 1.47%, 1/20/31,
BPA: BNP Paribas	8,895,000	8,895,000
Los Angeles County Tax & Revenue Anticipation Notes,
3.75%, 6/28/02	10,000,000	10,054,140
Los Angeles City Tax & Revenue Anticipation Notes, 4.00%, 6/28/02	4,200,000	4,229,966
Newman Capital Trust Certificates VRDN, 1.71%, 4/1/32,
LOC: FHLMC	11,850,000	11,850,000
Oakland Joint Powers Financing Authority Lease Revenue VRDN,
1.55%, 8/1/21, BPA: Commerze Bank, AG, FSA Insured	300,000	300,000
San Diego City Water & Sewer Revenue VRDN,
1.41%, 5/15/20, BPA: Societe Generale	2,655,000	2,655,000
San Diego County School District Tax & Revenue
Anticipation Notes, 3.50%, 6/28/02	8,000,000	8,032,277
Stanislaus Solid Waste Disposal Facilities Revenue VRDN,
1.50%, 1/1/10, BPA: JP Morgan Chase Bank, MBIA Insured	1,500,000	1,500,000
State Health Care Facilities Authority Revenue VRDN,
1.42%, 10/1/22, BPA: Bank One, NA, MBIA Insured	800,000	800,000
Upland Community Redevelopment Agency Revenue VRDN,
1.50%, 2/15/30, LOC: FNMA	1,200,000	1,200,000

Colorado - 4.8%
Central City MFH Revenue VRDN, 2.00%, 12/25/30,
C/LOC: Bank of America	3,194,000	3,194,000
Lakewood IDA Revenue VRDN, 2.50%, 8/1/07,
LOC: Bank One, NA	1,895,000	1,895,000
Park Creek Tax Increment Revenue VRDN, 2.15%, 12/1/24,
SWAP: AIG	9,500,000	9,500,000
State General Fund Tax & Revenue Anticipation Notes,
4.00%, 6/28/02	5,000,000	5,035,204
State Housing & Finance Authority Revenue VRDN:
2.65%, 8/6/02, BPA: FHLB	10,000,000	10,000,000
2.10%, 12/1/09, LOC: Key Bank	4,900,000	4,900,000
1.60%, 10/15/16, CA: FNMA	24,160,000	24,160,000
1.75%, 4/1/20, BPA: FHLB	6,945,000	6,945,000
1.75%, 10/1/30, BPA: FHLB	3,930,000	3,930,000

	Principal
Municipal Obligations - Cont'd	Amount	Value
Delaware - 3.2%
State IDA Revenue VRDN, 1.90%, 8/1/29,
GA: Motiva Enterprise, LLC	$45,000,000	$45,000,000
Wilmington School Project Revenue VRDN, 1.90%, 7/1/31,
LOC: Allied Irish Bank	2,300,000	2,300,000

Florida - 1.6%
Capital Projects Financial Authority Revenue VRDN,
1.60%, 8/1/17, BPA: SunTrust Bank, FSA Insured	2,480,000	2,480,000
Gulf Breeze Public Improvement Revenue VRDN:
1.45%, 12/1/20, BPA: Dexia Public Finance Bank, FGIC Insured	1,575,000	1,575,000
1.45%, 3/31/21, LOC: Bank of America	4,815,000	4,815,000
Housing Finance Agency Revenue VRDN, 1.80%, 7/1/23,
C/LOC: Commerze Bank, AG, LOC: Heller Financial	8,800,000	8,800,000
Palm Beach County MFH Revenue VRDN, 1.75%, 9/15/28,
CA: Fannie Mae	5,155,000	5,155,000
State University Athletic Association Capital Improvement Revenue
VRDN, 1.95%, 2/1/20, LOC: SunTrust Bank	400,000	400,000

Georgia - 6.6%
Athens MFH Revenue VRDN, 2.125%, 8/1/05, LOC: US Bank, NA	2,000,000	2,000,000
Atlanta Airport Revenue VRDN, 1.76%, 1/1/30,
BPA: Societe Generale	20,765,000	20,765,000
Burke County Development Authority Revenue VRDN,
2.55%, 1/16/02, BPA: Rabobank Nederland, AMBAC Insured	10,000,000	10,000,000
Clayton County Development Authority Revenue VRDN,
1.65%, 5/1/35, LOC: Commerze Bank, AG	12,000,000	12,000,000
Clayton County MFH Revenue VRDN, 2.00%, 12/1/28,
LOC: PNC Bank, NA	7,100,000	7,100,000
Columbus Downtown IDA Revenue VRDN
VRDN, 1.85%, 8/1/15, LOC: Columbus Bank & Trust	7,385,000	7,385,000
Fulton County IDA Revenue VRDN, 1.85%, 12/1/10,
LOC: Branch Bank & Trust	3,300,000	3,300,000
Franklin County Industrial Building Authority Revenue VRDN,
1.95%, 1/1/07, LOC: Comerica Bank	1,440,000	1,440,000
Jackson County IDA Revenue VRDN, 1.90%, 12/1/24,
LOC: Fleet National Bank	2,365,000	2,365,000
La Grange Housing Authorities Revenue VRDN, 1.95%, 4/1/31,
LOC: Columbus Bank & Trust	2,100,000	2,100,000
Municipal Gas Authority Revenue VRDN, 1.60%, 11/1/07,
LOC: Bank of America, Bayerishe Landesbank Girozentrale,
J. P. Morgan Chase Bank, and Wachovia Bank & Trust	12,850,000	12,850,000
State GO Revenue VRDN, 1.85%, 8/1/03, BPA: Lehman Brothers	13,250,000	13,250,000
Warner Robins Downtown Development Authority Revenue
VRDN, 2.00%, 9/1/34, LOC: Columbus Bank & Trust	1,300,000	1,300,000

Hawaii - 0.6%
State Housing Finance Revenue VRDN, 1.67%, 7/1/24,
LOC: BNP Paribas	8,600,000	8,600,000

.	Principal
Municipal Obligations - Cont'd	Amount	Value
Idaho - 1.8%
State Single Family Housing Revenue VRDN, 1.85%, 7/1/32,
BPA: Bayerishe Landesbank Girozentrale	$10,500,000	$10,500,000
State Tax Anticipation Notes, 3.75%, 6/28/02	15,500,000	15,584,681

Illinois - 9.0%
Educational Facilities Authority Revenue VRDN:
2.375%, 9/30/12, LOC: Bank One, NA	1,870,000	1,870,000
1.65%, 10/1/30, LOC: Allied Irish Bank	3,000,000	3,000,000
1.65%, 12/1/35, LOC: Harris Trust	31,000,000	31,000,000
Housing Development Authority Revenue VRDN:
1.77%, 8/1/05, LOC: Bear Stearns Capital Markets	8,010,000	8,010,000
1.57%, 1/1/08, LOC: FHLMC	32,700,000	32,700,000
McLean & Woodford Counties Schools GO Revenue VRDN,
1.69%, 12/1/18, BPA: Svenska Handelsbanken	26,805,000	26,805,000
Rockford Economic Development Revenue VRDN, 2.65%, 12/1/10,
LOC: US Bank, NA	1,890,000	1,890,000
State Development Finance Authority Revenue VRDN:
1.75%, 6/1/19, LOC: Northern Trust Co.	5,565,000	5,565,000
1.75%, 4/1/24, LOC: Northern Trust Co.	5,000,000	5,000,000
1.75%, 4/1/35, LOC: Northern Trust Co.	5,000,000	5,000,000
State Toll Highway Authority Revenue Bonds, 5.75%, 1/1/17,
IA: US Treasury (Prerefuned 1/1/03 @102)	10,000,000	10,583,816

Indiana - 2.3%
City of Rockport AK Steel Corp. Project Revenue VRDN,
1.75%, 6/1/29, LOC: PNC Bank, NA	5,000,000	5,000,000
Gibson County Industrial Pollution Control Revenue VRDN,
1.70%, 9/1/31	5,000,000	5,000,000
Indianapolis MFH Revenue VRDN, 1.75%, 12/20/33,
LOC: National City Bank	5,470,000	5,470,000
South Bend MFH Revenue VRDN, 1.90%, 10/1/09, LOC: FHLB	4,240,000	4,240,000
State Development Finance Authority Revenue VRDN,
1.70%, 8/1/31, LOC: Bank One, NA	7,400,000	7,400,000
Valparaiso Economic Development Authority Revenue VRDN,
1.95%, 5/1/31, LOC: Marshall & Ilsley Bank	7,000,000	7,000,000

Iowa - 2.5%
IDA Revenue VRDN, 2.01%, 11/1/17, LOC: Societe Generale	4,770,000	4,770,000
Le Mars IDA Revenue VRDN, 1.95%, 3/1/16, LOC: SunTrust Bank	1,850,000	1,850,000
State School Cash Reserve Program Authority Notes,
3.75%, 6/21/02, FSA Insured	30,000,000	30,150,527

Kansas - 0.5%
Mission MFH Revenue VRDN, 1.60%, 9/15/26, CA: Fannie Mae	7,700,000	7,700,000

.	Principal
Municipal Obligations - Cont'd	Amount	Value
Kentucky - 4.6%
City of Mayfield Lease Revenue VRDN, 1.85%, 7/1/26,
LOC: PNC Bank, NA	$7,500,000	$7,500,000
Hancock County IDA Revenue VRDN, 1.90%, 6/1/12,
LOC: JP Morgan Chase Bank	3,670,000	3,670,000
Hopkinsville IDA Revenue VRDN, 2.10%, 5/1/26,
C/LOC: First Tennessee Bank	2,400,000	2,400,000
Lexington-Fayette Urban County Educational Facilities Revenue
VRDN, 1.70%, 8/1/21, LOC: Fifth Third Bank	7,000,000	7,000,000
State Economic Development Authorities Revenue VRDN,
1.67%, 1/1/22, BPA: Credit Suisse, MBIA Insured	7,400,000	7,400,000
State General Fund Tax & Revenue Anticipation Notes,
4.00%, 6/26/02	30,000,000	30,207,365
State IDA Revenue VRDN, 1.80%, 2/1/08,
LOC: National City Bank	1,000,000	1,000,000
State Interlocal Schools Transportation Association Tax & Revenue
Anticipation Notes, 3.75%, 6/28/02	8,000,000	8,039,091

Louisiana - 2.6%
New Orleans Aviation Board Revenue VRDN, 1.75%, 8/5/15,
BPA: Dexia Public Finance Bank, MBIA Insured	3,155,000	3,155,000
New Orleans Single Family Housing Revenue VRDN,
2.30%, 6/1/35, GIC: Bayerishe Landesbank Girozentrale	7,530,000	7,530,000
Public Facilities Authority Revenue VRDN:
1.90%, 12/1/14, LOC: Regions Bank	2,415,000	2,415,000
1.66%, 9/1/28, LOC: Hibernia, C/LOC: Bank of New York	24,900,000	24,900,000

Maryland - 0.7%
Baltimore IDA Revenue VRDN, 1.60%, 8/1/16,
LOC: Bayerishe Landesbank Girozentrale	500,000	500,000
Cecil County Economic Development Revenue VRDN,
2.00%, 11/1/14, LOC: PNC Bank, NA	3,900,000	3,900,000
State Health & Higher Education Facilities Authority Revenue
VRDN, 1.70%, 4/1/31, LOC: Allfirst Bank	5,735,000	5,735,000

Massachusetts - 2.5%
Hudson IDA Revenue VRDN, 2.75%, 10/1/13,
LOC: State Street Bank & Trust	830,000	830,000
State GO Revenue VRDN, 1.50%, 1/1/21,
BPA: State Street Bank & Trust	36,000,000	36,000,000

Michigan - 5.3%
Detroit Water Supply System Revenue VRDN, 1.60%, 7/1/29,
FGIC Insured	20,500,000	20,500,000
Kent Hospital Finance Authority LO Revenue VRDN,
2.125%, 11/1/10, LOC: Fifth Third Bank	4,000,000	4,000,000
Oakland University Revenue VRDN, 1.75%, 3/1/31, FGIC Insured	9,000,000	9,000,000
Sault Sainte Marie Tribe Building Revenue VRDN, 5.06%, 6/1/03,
LOC: National City Bank	1,645,000	1,645,000

.	Principal
Municipal Obligations - Cont'd	Amount	Value
Michigan - Cont'd
State Hospital Finance Authorities Revenue VRDN:
1.60%, 8/15/15, LOC: Comerica Bank	$4,900,000	$4,900,000
1.65%, 12/1/23, LOC: National City Bank	11,330,000	11,330,000
State Municipal Bond Authority Revenue Notes:
4.00%, 4/11/02	15,000,000	15,036,658
3.50%, 8/22/02, LOC: JP Morgan Chase Bank	10,000,000	10,057,231
State University Revenue VRDN, 1.50%, 12/1/23,
BPA: Dexia Public Finance Bank, MBIA Insured	1,100,000	1,100,000

Minnesota - 0.1%
Cottage Grove Pollution Control Board Revenue VRDN,
1.674%, 8/1/12, LA: Minnesota Manufacture and Mining	1,100,000	1,100,000

Mississippi - 1.3%
State Development Bank Special GO VRDN:
1.86%, 6/1/20, BPA: AmSouth Bank, AMBAC Insured	7,000,000	7,000,000
1.86%, 10/1/20, BPA: AmSouth Bank, AMBAC Insured	12,500,000	12,500,000

Missouri - 0.5%
City of Independence IDA Revenue VRDN, 1.95%, 11/1/27,
LOC: Dexia Public Finance Bank	3,140,000	3,140,000
State Development Finance Board Revenue VRDN, 1.95, 9/1/08,
LOC: BNP Paribas	3,900,000	3,900,000

Nebraska - 0.6%
Lancaster County IDA Revenue VRDN, 1.90%, 8/15/09,
LOC: Wells Fargo Bank, NA	1,000,000	1,000,000
State Single Family Housing Revenue VRDN, 1.85%, 9/1/22,
BPA: FHLB	7,935,000	7,935,000

Nevada - 0.1%
Henderson Public Improvement Trust Revenue VRDN,
1.70%, 4/1/07, LOC: Bank of America	2,100,000	2,100,000

New York - 2.3%
Monroe Tobacco Asset Securitization Corp. Revenue VRDN,
1.81%, 6/1/42, BPA: Merrill Lynch	7,600,000	7,600,000
New York City Transitional Finance Authority Bonds Anticipation
Notes, 2.75%, 11/13/02	7,000,000	7,055,330
State Housing Finance Agency Revenue VRDN, 1.55%, 11/1/31,
LOC: Fleet National Bank	18,200,000	18,200,000

North Carolina - 0.8%
State Capital & Educational Facilities Revenue VRDN,
1.65%, 12/1/31, LOC: Branch Bank & Trust	12,100,000	12,100,000

.	Principal
Municipal Obligations - Cont'd	Amount	Value
North Dakota - 0.4%
Traill County Solid Waste Disposal Revenue VRDN, 2.00%, 3/1/13,
LOC: Wells Fargo Bank, NA	$5,750,000	$5,750,000

Ohio - 3.6%
Butler County Healthcare Facilities Revenue VRDN:
2.15%, 9/1/22, LOC: Fifth Third Bank	5,020,000	5,020,000
1.72%, 3/1/29, LOC: US Bank, NA	4,565,000	4,565,000
Cuyahoga County Economic Development Authority Revenue
VRDN, 1.70%, 7/1/3, LOC: Allied Irish Bank	15,000,000	15,000,000

Franklin County Hospital Revenue VRDN, 1.81%, 6/1/17,
BPA: Salomon Smith Barney Holdings, Inc.,
GA: Salomon Smith Barney Holdings, Inc.	10,000,000	10,000,000
State Environmental Improvement Revenue VRDN,
1.74%, 12/1/26, LOC: JP Morgan Chase Bank	2,970,000	2,970,000
State Higher Educational Facilities Authority Revenue
VRDN, 1.80%, 9/1/26, LOC: Fifth Third Bank	15,500,000	15,500,000

Oklahoma - 0.7%
Pittsburgh County IDA Revenue VRDN, 2.00%, 10/1/21,
LOC: PNC Bank, NA	5,000,000	5,000,000
Tulsa IDA Revenue VRDN, 2.60%, 11/1/14,
LOC: St Johns Medical Center	5,000,000	5,000,000

Pennsylvania - 4.9%
Delaware County Authority Revenue VRDN, 1.90%, 7 /1/14,
LOC: PNC Bank, NA	8,200,000	8,200,000
Emmaus General Authority Revenue VRDN, 1.65%, 3/1/24,
LOC: Kredietbank	15,000,000	15,000,000
Harrisburg Authority Revenue VRDN, 1.66%, 3/1/34,
LOC: Bayerische Vereinsbank	34,000,000	34,000,000
Philadelphia MFH Redevelopment Authority Revenue VRDN,
1.80%, 12/1/09, LOC: HSBC Bank	2,650,000	2,650,000
Philadelphia Tax & Revenue Anticipation Notes, 4.00%, 6/28/02	10,000,000	10,064,151
West Cornwall Township Municipal Authority Revenue VRDN,
1.65%, 3/1/16, LOC: First Union National Bank	1,565,000	1,565,000

Puerto Rico - 0.1%
Commonwealth Electric Power Authority GO VRDN:
1.41%, 7/1/16, BPA: Merrill Lynch	250,000	250,000
1.45%, 7/1/22, BPA: Societe Generale	1,350,000	1,350,000

South Carolina - 0.7%
Dorchester County IDA Revenue VRDN, 1.80%, 10/1/24,
LOC: Bayerische Vereinsbank	5,100,000	5,100,000
State Public Service Authority Revenue Bonds, 6.625%, 7/1/31,
IA: US Treasury (Prerefuned 7/1/02 @102)	5,000,000	5,233,008

.	Principal
Municipal Obligations - Cont'd	Amount	Value
Tennessee - 6.0%
Coffee County IDA Revenue VRDN:
1.81%, 5/1/12, LOC: Bank of America	$3,940,000	$3,940,000
Knox County Health Educational & MFH Board Revenue
VRDN, 1.95%, 12/1/29, LOC: First Tennessee Bank	4,500,000	4,500,000
Memphis-Shelby County Airport Authority Revenue VRDN,
4.65%, 9/1/12, SWAP: Lehman Brothers	4,975,000	4,975,000
Memphis-Shelby County IDA Revenue VRDN, 1.71%, 3/1/24,
LOC: National Bank of Commerce, TN	12,345,000	12,345,000
Sevier County Public Building Authority Revenue VRDN:
1.65%, 6/1/03, BPA: Kredietbank, AMBAC Insured	7,000,000	7,000,000
1.65%, 6/1/10, BPA: Kredietbank, AMBAC Insured	3,410,000	3,410,000
1.65%, 6/1/12, BPA: Kredietbank, AMBAC Insured	3,600,000	3,600,000
1.65%, 6/1/14, BPA: Landesbank Hessen-TH, AMBAC Insured	1,340,000	1,340,000
1.65%, 6/1/17, BPA: Kredietbank, AMBAC Insured	3,200,000	3,200,000
1.65%, 6/1/18, BPA: Landesbank Hessen-TH, AMBAC Insured	16,275,000	16,275,000
1.65%, 6/1/19, BPA: Landesbank Hessen-TH, AMBAC Insured	2,300,000	2,300,000
1.65%, 6/1/20, BPA: Landesbank Hessen-TH, AMBAC Insured	4,835,000	4,835,000
1.65%, 6/1/21, BPA: Landesbank Hessen-TH, AMBAC Insured	200,000	200,000
1.65%, 6/1/30, BPA: Kredietbank, AMBAC Insured	8,000,000	8,000,000
Shelby County Health Educational & Housing Facilities Board
Revenue VRDN:
1.66%, 5/1/16, LOC: Allied Irish Bank	6,500,000	6,500,000
1.66%, 6/1/26, LOC: Allied Irish Bank	4,900,000	4,900,000
Texas - 2.4%
Brazos River Revenue VRDN, 1.65%, 5/1/36	7,000,000	7,000,000
Grand Prairie IDA Revenue VRDN, 1.90%, 12/1/06,
LOC: PNC Bank, NA	1,500,000	1,500,000
State Higher Education Authority Revenue VRDN, 1.65%, 12/1/27,
BPA: SLMA, MBIA Insured	9,300,000	9,300,000
State Tax & Revenue Anticipation Notes, 3.75%, 8/29/02	12,500,000	12,646,049
Tarrant County IDA Revenue VRDN, 2.40%, 9/1/27,
C/LOC: FHLB	4,000,000	4,000,000

Utah - 2.1%
Municipal Securities Trust Certificates Revenue VRDN, 1.85%, 5/6/13,
LOC: Bear Stearns Capital Markets	30,770,000	30,770,000

Vermont - 0.5%
State Educational & Health Buildings Finance Agency Revenue VRDN:
1.98%, 11/1/21, LOC: Huntington National Bank	5,700,000	5,700,000
1.65%, 10/1/30, C/LOC: LaSalle Bank	1,135,000	1,135,000
1.60%, 12/1/30, BPA: JP Morgan Chase Bank, AMBAC Insured	950,000	950,000
1.80%, 4/1/32, BPA: Fleet National Bank, Asset Guaranty Insured	100,000	100,000

.	Principal
Municipal Obligations - Cont'd	Amount	Value
Virginia - 1.8%
Fairfax County Water Authority Revenue Bonds, 5.75%, 4/1/29,
IA: US Treasury (Prerefuned 4/1/02 @100)	$15,060,000	$15,451,953
Henrico County IDA Revenue VRDN, 1.95%, 10/1/08,
C/LOC: US Bank, NA, LOC: Tokai Bank, Ltd.	2,500,000	2,500,000
Portsmouth IDA Revenue VRDN, 1.75%, 11/1/27,
LOC: Bank of America	250,000	250,000
Suffolk IDA Revenue VRDN, 1.70%, 10/1/31,
LOC: Branch Bank & Trust	8,500,000	8,500,000

Washington - 1.2%
State GO Bonds, 5.50%, 1/1/03	9,655,000	9,983,024
State MFH Revenue VRDN, 1.70%, 7/1/25, LOC: FHLMC	2,800,000	2,800,000
State Public Power Supply System Revenue VRDN, 6.50%, 7/1/15
IA: Escrowed US Treasury (Prerefuned 7/1/02 @102)	4,670,000	4,883,481

West Virginia - 1.4%
Harrison County IDA Revenue VRDN, 1.90%, 6/1/14,
LOC: Wachovia Bank & Trust	4,140,000	4,140,000
Putnam County Solid Waste Disposal Revenue VRDN, 1.70%, 4/1/30	15,500,000	15,500,000

Wisconsin - 2.1%
Grafton IDA Revenue VRDN, 1.95%, 12/1/17, LOC: US Bank, NA	2,570,000	2,570,000
Milwaukee School Revenue Anticipation Notes, 3.25%, 8/29/02	10,000,000	10,050,145
State Health & Education Facilities Authority Revenue VRDN,
1.70%, 11/01/23, LOC: US Bank, NA	8,200,000	8,200,000
State Healthcare Facilities Authority Revenue VRDN, 1.67%, 1/1/16,
LOC: The Toronto-Dominion Bank	9,400,000	9,400,000

Wyoming - 1.0%
State General Fund Tax & Revenue Anticipation Notes,
3.50%, 6/27/02	15,000,000	15,068,809

Other - 2.9%
ABN AMRO Chicago Corp. Lease TOPS Trust VRDN:
1.94%, 3/5/03, BPA: LaSalle Bank	265,932	265,932
1.94%, 7/2/03, BPA: LaSalle Bank	12,755,610	12,755,610
1.94%, 7/7/04, BPA: LaSalle Bank	78,605	78,605
ABN AMRO Munitops Certificate Trust VRDN, 1.70%, 3/1/10,
BPA: ABN AMRO Bank, NV	9,585,000	9,585,000
IBM Tax Exempt Grantor Trust VRDN, 1.86%, 2/15/06,
GA: Merrill Lynch	4,090,000	4,090,000
Pitney Bowes Corporation Lease TOPS Trust Certificates VRDN,
2.40%, 3/9/05, BPA: Pitney Bowes Credit, AMBAC Insured	15,643,842	15,643,842

TOTAL INVESTMENTS (Cost $1,476,772,640) - 101.1%		1,476,772,640
Other assets and liabilities, net - (1.1%)		(15,286,211)
Net Assets - 100%		$1,461,486,429

Net Assets Consist Of:
Paid in capital applicable to the following shares of beneficial interest, unlimited number of no par shares authorized:
Class O: 1,254,357,503 shares outstanding	$1,254,245,155
Institutional Class: 158,429,417 shares outstanding	158,426,594
Class T: 48,814,680 shares outstanding	48,814,680
Net Assets	$1,461,486,429

Net Asset Value Per Share
Class O (based on net assets of $1,254,312,060)	$1.00
Institutional Class (based on net assets of $158,361,515)	$1.00
Class T (based on net assets of $48,812,854)	$1.00

See notes to financial statements.

Limited-Term Portfolio

statement of net assets

December 31, 2001
.	Principal
Municipal Obligations - 97.6%	Amount	Value
Alabama - 3.5%
Athens IDA Pollution Control Revenue VRDN, 3.70%, 6/1/05,
LOC: Tokai Bank, Ltd.	$3,500,000	$3,500,000
Birmingham Public Education Building Authority Revenue VRDN,
1.85%, 6/1/30, LOC: First Union National Bank	5,000,000	5,000,000
Calhoun County Economic Development Council Revenue VRDN,
2.75%, 5/1/10, LOC: Colonial Bank	2,800,000	2,800,000
Colbert County Industrial Development Board Revenue VRDN,
1.90%, 10/1/11, LOC: SouthTrust, Al	460,000	460,000
Housing Finance Authority Revenue Bonds, 4.25%, 9/1/30,
LOC: Colonial Bank	3,215,000	3,214,646
Housing Finance Authority Revenue VRDN, 2.75%, 12/1/30,
LOC: Colonial Bank	6,410,000	6,410,000
Selma Industrial Development Board Pollution Control Revenue
Bonds, 5.50%, 7/15/08, GA: International Paper	2,000,000	2,019,320

Arkansas - 1.1%
Fort Smith Sales Tax Revenue Bonds, 3.50%, 12/1/11	5,740,000	5,567,857
State Development Finance Authority Revenue VRDN,
2.50%, 11/1/36, LOC: First Tennessee Bank	1,525,000	1,525,000

California - 9.7%
Alameda County IDA Industrial Revenue VRDN, 2.05%, 3/1/28,
LOC: Bank of the West	5,500,000	5,500,000
Alameda-Contra Costa Schools Financing Authority COPs
1.50%, 8/1/24, BPA: Dexia Credit Local, AMBAC Insured	2,870,000	2,870,000
Health Facilities Financing Authority Insured Revenue VRDN,
1.42%, 10/1/22, BPA: Bank One, NA, MBIA Insured	1,000,000	1,000,000
Los Angeles County Tax & Revenue Anticipation Notes,
3.75%, 6/28/02	3,000,000	3,016,242
Oakland Joint Powers Financing Authority Lease Revenue VRDN,
1.55%, 8/1/21, BPA: Commerze Bank, AG, FSA Insured	3,900,000	3,900,000
San Bernardino County COPs, 1.48%, 8/1/26,
BPA: Landesbank Hessen-TH, MBIA Insured	1,000,000	1,000,000
Simi Valley MFH Revenue Bonds, 1.75%, 4/1/26,
BPA: Merrill Lynch	3,000,000	3,000,000
Stanislaus Waste-To-Energy Financing Agency Revenue VRDN,
1.50%, 1/1/10, BPA: J.P. Morgan Chase Bank, MBIA Insured	475,000	475,000
Statewide Community Development MFH Special Tax Revenue Notes:
6.25, 8/1/31	15,385,000	15,385,000
1.95%, 6/15/33, LOC: Bank of the West	12,000,000	12,000,000
6.25%, 1/1/37	16,750,000	16,747,823

.	Principal
Municipal Obligations - Cont'd	Amount	Value
Colorado - 2.5%
Denver City & County Airport Revenue Bonds:
4.50%, 11/15/02, FGIC Insured	$12,000,000	$12,233,880
6.75%, 11/15/22, Escrowed/Treasury (Prerefuned 11/15/02 @102)	1,995,000	2,114,979
Denver City & County IDA Revenue Bonds, 4.90%, 7/1/11,
LOC: Credit Suisse First Boston	2,200,000	2,224,750

Delaware - 0.5%
Wilmington School Project Revenue VRDN, 1.90%, 7/1/31,
LOC: Allied Irish Bank	3,700,000	3,700,000

District of Columbia - 0.8%
GO Bonds, 5.10%, 6/1/02, FSA Insured	5,055,000	5,128,110

Florida - 0.7%
Palm Beach Housing Finance Authority Revenue VRDN,
3.0875%, 3/1/22, Fireman's Insurance Co. Insured	4,610,000	4,610,000

Georgia - 5.2%
Atlanta Water & Sewer Revenue Bonds, 4.75%, 1/1/23,
IA: Escrowed/Treasury (Prerefuned 1/1/04 @102)	14,315,000	15,130,812
Burke County Pollution Control Revenue VRDN, 4.53%, 9/1/30	8,500,000	8,520,485
Columbus Downtown IDA Revenue Bonds, 6.50%, 7/1/29	3,900,000	3,760,848
Coweta County Development Authority Revenue VRDN,
2.75%, 11/1/25, LOC: Colonial Bank	4,370,000	4,370,000
Municipal Gas Authority Revenue VRDN, 1.60%, 11/1/07,
LOC: Bank of America, Bayerishe Landesbank Girozentrale,
J. P. Morgan Chase Bank, and Wachovia Bank & Trust	1,200,000	1,200,000
Waycross & Ware County Development Authority Revenue VRDN,
2.75%, 5/1/31, LOC: Colonial Bank	1,685,000	1,685,000

Hawaii - 2.9%
Honolulu City & County MFH Revenue VRDN, 2.50%, 6/1/20,
LOC: Bank of Hawaii	8,675,000	8,675,000
State Department Budget & Finance VRDN:
2.70%, 7/1/04, LOC: Bank of Hawaii, FGIC Insured	3,410,000	3,410,000
4.95%, 7/1/05, LOC: Bank of Hawaii, FGIC Insured	1,700,000	1,700,000
4.20%, 12/1/21, LOC: Union Bank of California	5,632,500	5,632,500

Idaho - 0.5%
Housing & Finance Association Revenue Notes, 6.25%, 6/1/02	3,255,000	3,255,000

Illinois - 4.1%
Arlington Heights MFH VRDN, 2.90%, 5/1/24,
LOC: Heller Financial	4,230,000	4,230,000
Development Finance Authority Revenue VRDN:
5.15%, 12/1/09, LOC: Industrial Bank of Japan	8,000,000	8,000,000
5.15%, 9/5/11, LOC: Industrial Bank of Japan	7,000,000	7,000,000
State Educational Facilities Authority Revenue VRDN,
1.65%, 10/1/30, LOC: Allied Irish Bank	8,000,000	8,000,000

.	Principal
Municipal Obligations - Cont'd	Amount	Value
Indiana - 4.5%
Development Finance Authority VRDN, 2.90%, 5/1/21,
LOC: Old National Bank	$1,500,000	$1,500,000
Noblesville High School Building Corp. Revenue Bonds,
5.75%, 2/15/15, IA: Escrowed/Treasury (Prerefunded 8/15/03 @102)	13,500,000	14,467,410
Portage Industrial Pollution Control Revenue VRDN, 3.90%, 5/1/18,
LOC: Bank of Tokyo-Mitsubishi, Ltd.	5,150,000	5,150,000
Spencer County Industrial Pollution Control Revenue VRDN,
3.85%, 11/1/18, LOC: Fuji Bank, Ltd.	3,680,000	3,680,000
Vigo County Economic Development Revenue Bonds, 2.00%, 5/1/16,
LOC: Old National Bank, C/LOC: Federal Home Loan Bank	5,500,000	5,500,000

Kentucky - 2.4%
Russell Bon Secours Health System Revenue Bonds, 5.85%, 11/15/05	10,000,000	10,283,900
Walton IDA Revenue VRDN, 5.15%, 7/1/12,
LOC: Industrial Bank of Japan	6,000,000	6,000,000

Louisiana - 8.7%
Local Government Environmental Facilities Revenue Bonds:
6.25%, 3/1/02	8,300,000	8,298,340
6.25%, 6/1/02	16,000,000	15,998,560
6.25%, 7/1/02	5,400,000	5,422,356
Orleans Levee District Revenue VRDN, 3.66%, 10/1/17,
LOC: Fuji Bank, Ltd.	24,155,000	24,155,000
Public Facilities Authority Revenue VRDN, 1.66%, 9/1/28,
LOC: Hibernia, C/LOC: Bank of New York	4,400,000	4,400,000

Maryland - 1.1%
Baltimore Revenue Bonds, 3.7145%, 12/1/09	6,096,456	6,096,456
State Health & Higher Educational Facilities Authority Revenue
VRDN, 1.55%, 1/1/29, LOC: Bank of America	1,100,000	1,100,000

Minnesota - 1.8%
Shakopee Health Care Facility Revenue Bonds:
6.50%, 10/1/20	2,685,000	2,691,820
6.50%, 10/1/30	3,380,000	3,380,304
St. Paul Port Authority Revenue Bonds, 3.50%, 7/1/12	6,285,000	6,254,895

Mississippi - 0.4%
State Development Bank Special GO VRDN, 1.86%, 6/1/20,
BPA: AmSouth Bank, AMBAC Insured	3,000,000	3,000,000

Missouri - 1.4%
St. Louis IDA Revenue VRDN, 2.55%, 1/1/21,
LOC: Banca Nazionale del Lavaro	9,300,000	9,300,000
State Development Finance Board Revenue VRDN, 1.95%, 9/1/08,
LOC: BNP Paribas	100,000	100,000

.	Principal
Municipal Obligations - Cont'd	Amount	Value
New York - 3.2%
Monroe Tobacco Asset Securitization Corp. Revenue Bonds,
1.81%, 6/1/42, BPA: Merrill Lynch	$3,395,000	$3,395,000
New York City IDA Revenue Bonds, 4.50%, 11/1/15,
LOC: Industrial Bank of Japan	18,000,000	18,000,000

North Dakota - 0.7%
Three Affiliated Tribes of the Fort Berthold Reservation
Revenue Bonds, 6.25%, 11/1/19	4,855,000	4,933,311

Oklahoma - 4.5%
Housing Assistance Corp. Mortgage Revenue Bonds, 6.05%, 6/1/03,
IA: FGIC Insured	4,000,000	3,999,840
State Housing Development Authority Revenue Bonds,
5.30%, 11/1/05	5,625,000	5,867,944
Tulsa MFH Revenue Bonds:
6.25%, 2/1/02	6,450,000	6,450,065
6.25%, 5/1/02	14,200,000	14,200,000

Pennsylvania - 0.3%
Philadelphia Redevelopment Authority Revenue Bonds,
5.10%, 12/1/03, FGIC Insured	2,000,000	2,011,840

Puerto Rico - 0.3%
Commonwealth Electric Power Authority GO VRDN:
1.41%, 7/1/16, BPA: Merrill Lynch	1,050,000	1,050,000
1.45%, 7/1/22, BPA: Societe Generale	1,050,000	1,050,000

Rhode Island - 0.8%
State Housing & Mortgage Financing Corp. Revenue Bonds,
5.00%, 10/1/02, GIC: Caisse des Depots	5,000,000	5,116,650

South Carolina - 4.8%
Greenwood County Hospital Revenue VRDN, 1.60%, 1/6/23,
BPA: Wachovia Bank & Trust, MBIA Insured	4,900,000	4,900,000
State Housing Finance & Development Authority Revenue VRDN,
6.25%, 2/1/02	16,300,000	16,318,582
State Jobs-Economic Development Authority Health Revenue Bonds,
6.50%, 10/1/04	6,750,000	6,751,620
State Jobs-Economic Development Authority Health Revenue VRDN,
1.75%, 7/1/02	4,000,000	4,000,000

Tennessee - 1.8%
Sevier County Public Building Authority Revenue VRDN:
1.65%, 6/1/14, BPA: Landesbank Hessen-TH, AMBAC Insured	1,000,000	1,000,000
1.65%, 6/1/17, BPA: Landesbank Hessen-TH, AMBAC Insured	3,500,000	3,500,000
1.65%, 6/1/19, BPA: Landesbank Hessen-TH, AMBAC Insured	3,000,000	3,000,000
1.65%, 6/1/21, BPA: Landesbank Hessen-TH, AMBAC Insured	4,800,000	4,800,000

.	Principal
Municipal Obligations - Cont'd	Amount	Value
Texas - 12.2%
Bexar County Housing Finance Corp. Revenue, 1.81%, 5/1/30,
LOC: Heller Financial	$3,710,000	$3,710,000
El Paso County Housing Finance Corp. Revenue VRDN,
6.25%, 2/1/02	10,000,000	9,997,500
Harris County Housing Finance Corp. Revenue VRDN,
1.91%, 6/1/30, LOC: Heller Financial	5,500,000	5,500,000
State Water Development GO Bonds, 3.75%, 8/29/02	23,000,000	23,268,953
Tarrant County Health Facilities Development Authority Corp.
Revenue Bonds, 6.25%, 4/1/02	12,935,000	12,944,831
Tarrant County Housing Finance Corp. Revenue Bonds:
6.25%, 3/1/02	13,100,000	13,115,196
6.25%, 10/1/02	6,000,000	6,005,760
6.25%, 7/1/03	7,450,000	7,439,495

Vermont - 3.8%
State Education & Health Buildings Financing Agency Revenue VRDN:
1.65%, 10/1/30, LOC: LaSalle Bank	3,285,000	3,285,000
1.60%, 12/1/30, BPA: J.P. Morgan Chase Bank, AMBAC Insured	1,050,000	1,050,000
State Student Assistance Corp. Education Loan Revenue Bonds:
3.25%, 6/15/02	12,760,000	12,760,000
2.25%, 12/15/02	8,520,000	8,520,000

Virginia - 4.3%
Chesterfield County IDA Revenue VRDN,
5.70%, 11/15/30	6,000,000	6,238,020
Henrico County Economic Development Authority Revenue Bonds,
5.75%, 11/15/30	7,000,000	7,280,700
Louisa IDA Solid Waste Disposal Revenue Bonds, 4.90%, 9/1/30	15,000,000	15,079,950

Washington - 2.2%
Munimae Trusts:
4.60%, 1/13/11	7,045,000	7,045,000
4.60%, 12/16/16	7,805,000	7,805,000

West Virginia - 3.3%
Economic Development Authority Commercial Revenue Bonds,
8.00%, 4/1/25	23,000,000	22,197,990

Wisconsin - 1.7%
Forest County Potawatomie Community Revenue Bonds,
5.75%, 12/15/04	1,410,000	1,385,960
Ladysmith Solid Waste Disposal Facilities Revenue VRDN,
5.10%, 3/1/28, LOC: Union Bank of California	10,250,000	10,250,000

.	Principal
Municipal Obligations - Cont'd	Amount	Value
Other - 1.8%
ABN AMRO Chicago Corp. Lease TOPS Trust Certificates,
1.94%, 7/7/04, BPA: LaSalle Bank	$2,908,919	$2,908,919
ABN AMRO Munitops Certificate Trust VRDN, 1.70%, 3/1/10,
BPA: ABN AMRO Bank, NV	8,000,000	8,000,000
IBM Tax Exempt Grantor Trust, 1.86%, 2/15/06, GA: Merrill Lynch	1,205,000	1,205,000

TOTAL INVESTMENTS (Cost $653,589,181) - 97.6%		654,089,419
Other assets and liabilities, net - 2.4%		16,389,260
Net Assets - 100%		$670,478,679

Net Assets Consist Of :
Paid in capital applicable to 62,745,542 shares of beneficial interest,
unlimited number of no par shares authorized:		$670,027,859
Undistributed net investment income		38,507
Accumulated realized gain (loss) on investments		(87,925)
Net unrealized appreciation (depreciation) on investments		500,238

Net Assets		$670,478,679

Net Asset Value Per Share		$10.69

See notes to financial statements.

Long-Term Portfolio

Statement of Net assets

December 31, 2001
.	Principal
Municipal Obligations - 100.1%	Amount	Value
Alaska - 3.1%
International Apartments Revenue Bonds, 5.125%, 10/1/12,
AMBAC Insured	$1,985,000	$1,985,556

Arizona - 3.6%
Maricopa County School District 69 GO Bonds, 6.25%, 7/1/14,
FSA Insured	2,000,000	2,277,320

Colorado - 2.1%
Boulder County Open Space Capital Improvement Trust Fund
Revenue Bonds, 4.75%, 7/15/13	1,355,000	1,359,214

Florida - 6.5%
Dade County GO Bonds, 7.75%, 10/1/18, AMBAC Insured	2,000,000	2,594,580
Dade County IDA Revenue Bonds, 8.00%, 6/1/22	1,500,000	1,534,575

Illinois - 5.2%
Development Finance Authority Revenue Bonds, 5.75%, 5/15/14	2,000,000	2,091,000
Student Assistance Community Student Loan Revenue Bonds,
5.10%, 9/1/08	1,135,000	1,169,822

Indiana - 3.6%
Hamilton Heights School Corp. Revenue Bonds, 5.25%, 7/15/13	1,195,000	1,230,217
Marion County Public Library GO Bonds, 5.00%, 7/1/20	1,040,000	1,013,667

Louisiana - 3.9%
Local Government Enviromental Facilities Revenue Bonds,
6.30%, 7/1/30, AMBAC Insured	1,000,000	1,154,330
Public Facility Authority MFH Revenue Bonds, 7.00%, 6/1/24	1,585,000	1,338,723

Maryland - 3.5%
Cambridge Economic Development Revenue Bonds, 8.50%, 4/1/14	2,100,000	2,213,589

Massachusetts - 4.6%
Malden GO Bonds, 4.50%, 10/1/18, AMBAC Insured	500,000	464,315
Water Resource Authority Revenue Bonds:
5.50%, 8/1/15, FSA Insured	1,500,000	1,601,355
4.00%, 12/1/18, MBIA Insured	1,000,000	859,950

Michigan - 4.8%
Bryon Center Public Schools GO Bonds, 5.50%, 5/1/12	1,775,000	1,892,860
Garden City School District GO Bonds, 5.00%, 5/1/21	1,200,000	1,166,160

Nevada - 2.9%
Clark County Transn Series A, 4.50%, 12/1/19, FGIC Insured	2,000,000	1,807,700

.	Principal
Municipal Obligations - Cont'd	Amount	Value
North Carolina - 2.9%
Community Health Care Facility-Duke University, 4.75%, 6/1/21	$1,000,000	$905,380
Eastern Municipal Power Agency Revenue Bonds, 4.50%, 1/1/24	1,040,000	955,001

North Dakota - 4.3%
Fargo Lease Revenue State University, 5.60%, 10/1/21,
AMBAC Insured	2,690,000	2,750,579

Ohio - 2.3%
Cincinnati Water System Revenue Bonds, 5.00%, 12/1/20	1,450,000	1,418,869

Pennsylvania - 5.0%
Philadelphia Water & Sewer Revenue Bonds, 5.50%, 11/1/12,
FGIC Insured	1,030,000	1,102,872
University Area Joint Authority Sewer Revenue Bonds,
5.00%, 11/1/19, MBIA Insured	2,110,000	2,077,801

Rhode Island - 0.9%
Port Authority & Economic Development Corp. Airport
Revenue Bonds, Series A, 7.00%, 7/1/14, FSA Insured	500,000	588,190

South Carolina - 2.0%
Charleston County Resource Recovery Revenue Bonds, 5.10%, 1/1/08,
AMBAC Insured	1,225,000	1,268,487

Tennessee - 0.5%
Sevier County Public Building Authority Revenue VRDN,
1.65%, 6/1/14, BPA: Landesbank Hessen-TH, AMBAC Insured	300,000	300,000

Texas - 18.9%
Edcouch Elsa Independent School District GO Bonds,
5.50%, 2/15/30	1,000,000	1,008,400
Houston Community College System Revenue Bonds,
5.00%, 4/15/18, MBIA Insured	1,810,000	1,768,460
Lower Colorado River Authority Revenue Bonds, 5.875%, 5/15/15	1,000,000	1,065,530
Lubbock GO Bonds, 4.5%, 2/15/16	1,240,000	1,157,391
North Forest Independent School District, GO Bonds,
6.25%, 8/15/16	2,045,000	2,102,996
State Water Development GO Bonds, 5.25%, 8/1/35	2,865,000	2,796,842
Tarrant County Health Facilities Development Corp. Revenue Bonds,
Taxes Health Resources, 5.75%, 2/15/15, MBIA Insured	2,000,000	2,062,980

Utah - 8.0%
State Building Ownership Authority Lease Revenue Bonds,
5.00%, 5/15/20	1,620,000	1,581,104
State Housing Finance Agency Revenue Bonds, 5.35%, 7/1/20	1,435,000	1,428,657
Weber State University Revenue Bonds, 5.25%, 4/1/31, FSA	2,100,000	2,053,758

.	Principal
Municipal Obligations - Cont'd	Amount	Value
Vermont - 1.5%
State Education & Health Buildings Financing Agency
Revenue Bonds, 5.00%, 11/1/38	$1,000,000	$939,290

Virgin Islands - 1.7%
Public Finance Authority Revenue Bonds, 6.375%, 10/1/19	1,000,000	1,067,580

West Virginia - 1.5%
Economic Development Authority Commercial Revenue Bonds,
8.00%, 4/1/25	1,000,000	965,130

Wisconsin - 6.8%
Ladysmith Solid Waste Disposal Facilities Revenue VRDN,
5.10%, 3/1/28, LOC: Union Bank of California	1,500,000	1,500,000
Middleton-Cross Plains Area School District GO Bonds,
5.25%, 4/1/18, FSA Insured	1,655,000	1,658,459
Monroe School District GO Bonds, 5.25%, 4/1/16, FSA Insured	1,115,000	1,131,223

TOTAL INVESTMENTS (Cost $63,510,261) - 100.1%		63,409,912
Other assets and liabilities, net - (0.1%)		(81,106)
Net Assets - 100%		$63,328,806

Net Assets Consist Of:
Paid in capital applicable to 3,908,209 shares of beneficial interest,
unlimited number of no par value shares authorized:		$63,365,009
Undistributed net investment income		66,021
Accumulated net realized gain (loss) on investments		(1,875)
Net unrealized appreciation (depreciation) on investments		(100,349)

Net Assets		$63,328,806

Net Asset Value Per Share		$16.20

Explanation of Guarantees:

BPA: Bond-Purchase Agreement IA: Investment Agreement

CA: Collateral Agreement LA: Loan Agreement

C/LOC: Collateralized LOC LOC: Letter of Credit

GA: Guaranty Agreement SURBD: Surety Bond

GIC: Guaranteed Investment Contract SWAP: Swap Agreement

Abbreviations:

COPs: Certificates of Participation IDA: Industrial Development Authority

FGIC: Federal Guaranty Insurance Company LO: Limited Obligation

FHLB: Federal Home Loan Bank MBIA: Municipal Bond Insurance Association

FHLMC: Federal Home Loan Mortgage Corp. MFH: Multi-Family Housing

FNMA: Federal National Mortgage Association SLMA: Student Loan Marketing Association

FSA: Financial Security Advisor VRDN: Variable Rate Demand Notes

GO: General Obligation

# Certain securities have optional or mandatory tender features which give them a shorter effective maturity date.

See notes to financial statements.

Statements of Operations

Year Ended December 31, 2001
	Money Market	Limited-Term	Long-Term
Net Investment Income	Portfolio	Portfolio	Portfolio
Investment Income:
Interest income	$50,888,538	$26,361,070	$3,169,285

Expenses:
Investment advisory fee	3,263,018	3,255,418	357,286
Transfer agency fees and expenses	1,647,326	246,579	31,212
Distribution Plan expenses:
Class A	-	-	53,593
Class T	116,226	-	-
Trustees' fees and expenses	123,465	48,315	6,333
Administrative fees:
Class O	3,351,994	-	-
Class A	-	40,547	-
Institutional Class	169,813	-	-
Class T	120,875	-	-
Accounting fees	91,561	70,038	17,299
Custodian fees	158,942	54,157	16,030
Registration fees	46,421	67,727	18,689
Reports to shareholders	216,227	57,312	8,102
Professional fees	46,182	21,042	7,634
Miscellaneous	173,587	20,205	3,834
Total expenses	9,525,637	3,881,340	520,012
Fees paid indirectly	(344,643)	(71,539)	(11,692)
Net expenses	9,180,994	3,809,801	508,320

Net Investment Income	41,707,544	22,551,269	2,660,965

Realized and Unrealized Gain
(Loss) on Investments
Net realized gain (loss) on investments	385,381	276,056	1,646,402
Change in unrealized appreciation or (depreciation)	-	341,240	(2,080,219)

Net Realized and Unrealized
Gain (Loss) on Investments	385,381	617,296	(433,817)

Increase (Decrease) in Net Assets
Resulting from Operations	$42,092,925	$23,168,565	$2,227,148

See notes to financial statements.

Money Market Portfolio

Statements of Changes in Net Assets
	Year Ended	Year Ended
	December 31,	December 31,
Increase (Decrease) in Net Assets	2001	2000
Operations:
Net investment income	$41,707,544	$60,700,583
Net realized gain (loss)	385,381	137,385

Increase (Decrease) in Net Assets
Resulting from Operations	42,092,925	60,837,968

Distributions to shareholders from:
Net investment income:
Class O shares	(31,156,485)	(48,674,945)
Institutional Class shares	(9,610,746)	(10,441,812)
Class T shares	(1,032,267)	(1,469,917)
Net realized gain:
Class O shares	(274,569)	-
Institutional Class shares	(74,239)	-
Class T shares	(9,970)	-
Total distributions	(42,158,276)	(60,586,674)

Capital share transactions:
Shares sold:
Class O shares	1,429,557,805	1,421,825,714
Institutional Class shares	2,972,331,039	3,182,935,026
Class T shares	76,195,853	74,354,182
Reinvestment of distributions:
Class O shares	31,405,895	47,658,597
Institutional Class shares	5,836,173	6,434,901
Class T shares	1,055,286	1,459,934
Shares redeemed:
Class O shares	(1,460,638,821)	(1,493,638,694)
Institutional Class shares	(3,120,135,304)	(3,126,560,211)
Class T shares	(70,749,094)	(70,559,646)
Total capital share transactions	(135,141,168)	43,909,803

Total Increase (Decrease) in Net Assets	(135,206,519)	44,161,097

Net Assets
Beginning of year	1,596,692,948	1,552,531,851
End of year (including undistributed net investment
income of $0 and $93,792, respectively)	$1,461,486,429	$1,596,692,948

See notes to financial statements.

.	Year Ended	Year Ended
	December 31,	December 31,
Capital Share Activity	2001	2000
Shares sold:
Class O shares	1,429,557,805	1,421,825,714
Institutional Class shares	2,972,331,039	3,182,935,026
Class T shares	76,195,853	74,354,182
Reinvestment of distributions:
Class O shares	31,405,895	47,658,597
Institutional Class shares	5,836,173	6,434,901
Class T shares	1,055,286	1,459,934
Shares redeemed:
Class O shares	(1,460,638,821)	(1,493,638,694)
Institutional Class shares	(3,120,135,304)	(3,126,560,211)
Class T shares	(70,749,094)	(70,559,646)
Total capital share activity	(135,141,168)	43,909,803

See notes to financial statements.

Limited-Term Portfolio

Statements of Changes in Net Assets
	Year Ended	Year Ended
	December 31,	December 31,
Increase (Decrease) in Net Assets	2001	2000
Operations:
Net investment income	$22,551,269	$20,241,890
Net realized gain (loss)	276,056	(137,231)
Change in unrealized appreciation or (depreciation)	341,240	1,306,556

Increase (Decrease) in Net Assets
Resulting from Operations	23,168,565	21,411,215

Distributions to shareholders from:
Net investment income	(22,538,153)	(20,260,619)

Capital share transactions:
Shares sold	392,570,119	268,137,243
Reinvestment of distributions:	19,457,780	17,539,511
Shares redeemed	(205,644,273)	(347,105,772)
Total capital share transactions	206,383,626	(61,429,018)

Total Increase (Decrease) in Net Assets	207,014,038	(60,278,422)

Net Assets
Beginning of year	463,464,641	523,743,063
End of year (including undistributed net investment
income of $38,507 and $32,689, respectively)	$670,478,679	$463,464,641

Capital Share Activity
Shares sold	36,670,296	25,165,061
Reinvestment of distributions	1,820,749	1,648,979
Shares redeemed	(19,215,976)	(32,581,083)
Total capital share activity	19,275,069	(5,767,043)

See notes to financial statements.

Long-Term Portfolio

Statements of Changes in Net Assets
.	Year Ended	Year Ended
	December 31,	December 31,
Increase (Decrease) in Net Assets	2001	2000
Operations:
Net investment income	$2,660,965	$2,450,695
Net realized gain (loss)	1,646,402	(352,925)
Change in unrealized appreciation or (depreciation)	(2,080,219)	4,039,180

Increase (Decrease) in Net Assets
Resulting from Operations	2,227,148	6,136,950

Distributions to shareholders from:
Net investment income	(2,624,199)	(2,426,478)
Net realized gain	(513,602)	-
Total distributions	(3,137,801)	(2,426,478)

Capital share transactions:
Shares sold	16,926,736	2,524,414
Reinvestment of distributions	2,724,974	2,048,727
Shares redeemed	(7,929,304)	(6,912,420)
Total capital share transactions	11,722,406	(2,339,279)

Total Increase (Decrease) in Net Assets	10,811,753	1,371,193

Net Assets
Beginning of year	52,517,053	51,145,860
End of year (including undistributed net investment
income of $66,021 and $31,426, respectively)	$63,328,806	$52,517,053

Capital Share Activity
Shares sold	1,031,049	159,991
Reinvestment of distributions	165,418	130,768
Shares redeemed	(478,061)	(444,486)
Total capital share activity	718,406	(153,727)

See notes to financial statements.

Notes To Financial Statements

Note A - Significant Accounting Policies

General: Calvert Tax-Free Reserves (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of five separate portfolios, three of which are reported herein; Money Market, Limited-Term and Long-Term. Money Market and Limited-Term are registered as diversified portfolios and Long-Term as a non-diversified portfolio. The operations of each portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O, Institutional Class and Class T shares are sold without a sales charge. Institutional Class shares require a minimum account balance of $1,000,000 and have a lower expense ratio than Class O Shares. Class T shares are sold to investors with brokerage accounts at The Advisors Group, Inc. Shares of Limited-Term and Long-Term are sold with a maximum front-end sales charge of 1.00% and 3.75%, respectively.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities listed or traded on a national securities exchange are valued at the last reported sale price. All securities for Money Market are valued at amortized cost which approximates market. Other securities for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Limited-Term and Long-Term. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

Audit Guide Implementation: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Fund has implemented the provisions of the Guide, as required on January 1, 2001. The implementation did not have a material impact on the Fund's financial statements.

Note B - Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company (collectively, "Ameritas Acacia"). The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives monthly fees based on the following annual rates of average daily net assets:
	First	Next	Over
	$500 Million	$500 Million	$1 Billion
Money Market	.25%	.20%	.15%
Limited-Term	.60%	.50%	.40%
Long-Term	.60%	.50%	.40%

Under the terms of the agreement, $411,447, $389,444, and $42,702 were payable at year end for Money Market, Limited-Term and Long-Term, respectively.

The Advisors Group, Inc. ("TAG"), also a wholly-owned subsidiary of Ameritas Acacia, is a broker-dealer. TAG offers Class T shares as a sweep account for its brokerage customers.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. Class O, Class T and Institutional Class of Money Market pay annual rates of .26%, .26% and .05%, respectively, based on their average daily net assets. The remaining portfolios of the Fund pay monthly an annual fee of $80,000, which is allocated between the Portfolios based on their relative net assets. Under the terms of the agreement, $300,902 and $3,666 were payable at year end for Money Market and Limited-Term, respectively.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class T of Money Market and Class A of Long-Term, allow the Portfolio to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed an annual rate of average daily net assets of .25% on Class T of Money Market and .35% on Long-Term. Under the terms of the agreement, $10,522 and $4,831 were payable at year end for Money Market and Long-Term, respectively.

The Distributor paid $113,950 in addition to the commissions charged on sales of Limited-Term. The Distributor received $18,524 as its portion of commissions charged on sales of Long-Term.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $923,796, $32,987, and $3,558 for the year ended December 31, 2001 for Money Market, Limited-Term and Long-Term, respectively. Under the terms of the agreement, $70,333, $3,078, and $315 were payable at year end for Money Market, Limited-Term and Long-Term, respectively. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Each Trustee who is not affiliated with the Advisor received an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee fees are allocated to each of the funds served.

Note C - Investment Activity

During the year, purchases and sales of investments, other than short-term securities, were:
	Limited-Term	Long-term
Purchases	$169,601,658	$57,486,515
Sales	220,784,438	48,765,516

Money Market held only short-term investments.

The following table presents the cost of investments for federal income tax purposes, the components of net unrealized appreciation (depreciation) as of December 31, 2001 and the net capital loss carryforwards with expiration dates as of December 31, 2001.
	Money Market	Limited-Term	Long-Term
Federal income tax cost	$1,476,772,640	$653,575,387	$63,502,116
Unrealized appreciation	-	1,653,519	917,536
Unrealized (depreciation)	-	(1,139,487)	(1,009,740)
Net appreciation (depreciation)	-	$514,032	($92,204)
Capital loss carryforwards	-	$87,925	-
Expiration dates	N/A	2008	N/A

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.

The tax character of dividends and distributions paid during the years ended December 31, 2001, and December 31, 2000 were as follows:
MONEY MARKET
	2001	2000
Distributions paid from:
Tax-exempt income	$41,663,128	$60,542,902
Ordinary income	169,252	43,772
Long-term capital gain	232,104	0
Total	$42,064,484	$60,586,674

LIMITED-TERM
	2001	2000
Distributions paid from:
Tax-exempt income	$22,534,993	$20,256,380
Ordinary income	3,160	4,239
Long-term capital gain	0	0
Total	$22,538,153	$20,260,619

LONG-TERM
	2001	2000
Distributions paid from:
Tax-exempt income	$2,611,647	$2,397,870
Ordinary income	12,552	28,608
Long-term capital gain	513,602	0
Total	$3,137,801	$2,426,478

As of December 31, 2001, the components of distributable earnings / (accumulated losses) on a tax basis were as follows:
	Limited-Term	Long-Term
Undistributed tax-exempt income	$24,713	$56,001
Capital loss carryforward	(87,925)	0
Unrealized appreciation (depreciation)	514,032	(92,204)
Total	$450,820	($36,203)

The Portfolios may sell or purchase securities from other Portfolios managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. In addition, the Portfolios effected transactions with other Calvert Portfolios, which resulted in net realized gains on sales of securities. These purchases and sales transactions were executed at independently derived prices pursuant to Rule 17a-7 under the Investment Company Act of 1940. For the year ended December 31, 2001, purchases and sales transactions and net realized gains on sales of securities were:
	Money Market	Limited-Term	Long-Term
Purchases	$465,946,000	$503,391,000	$22,720,000
Sales	666,466,320	306,675,459	25,762,000
Net realized gains	5,120	37,736	-

Note D - Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio and CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Money Market Portfolio had $225,695 outstanding borrowings at an interest rate of 2.25% at December 31, 2001. For the year ended December 31, 2001, borrowings by the Portfolios under the agreement were as follows:
		Weighted		Month of
	Average	Average	Maximum	Maximum
	Daily	Interest	Amount	Amount
Portfolio	Balance	Rate	Borrowed	Borrowed
Money Market	$1,040,087	4.26%	$17,307,575	May 2001
Limited-Term	204,335	3.98%	8,654,667	September 2001
Long-Term	3,287	3.10%	194,687	September 2001

Tax Information (unaudited)

The Fund designates $232,104 and $513,602 as capital gain dividends, subject to the 20% rate category, being paid during the taxable year ended December 31, 2001 for Money Market and Long-Term Portfolios, respectively.

Money Market Portfolio

Financial Highlights
	Years Ended
	December 31,	December 31,
Class 0 Shares	2001	2000
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.024	.039
Distributions from
Net investment income	(.024)	(.039)
Net realized gain	**	-
Total distributions	(.024)	(.039)

Total return	2.47%	3.95%
Ratios to average net assets:
Net investment income	2.41%	3.87%
Total expenses	.63%	.65%
Expenses before offsets	.63%	.65%
Net expenses	.61%	.63%
Net assets, ending (in thousands)	$1,254,312	$1,253,987

		Years Ended
	December 31,	December 31,	December 31,
Class O Shares	1999	1998	1997
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.030	.032	.033
Distributions from
Net investment income	(.030)	(.032)	(.033)
Net asset value, ending	$1.00	$1.00	$1.00

Total return	3.04%	3.22%	3.38%
Ratios to average net assets:
Net investment income	2.97%	3.17%	3.32%
Total expenses	.65%	.65%	.65%
Expenses before offsets	.65%	.65%	.65%
Net expenses	.64%	.64%	.64%
Net assets, ending (in thousands)	$1,277,935	$1,355,322	$1,405,350

Money Market Portfolio

Financial Highlights
	Years Ended
	December 31,	December 31,
Institutional Class/MMP	2001	2000
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.028	.042
Distributions from
Net investment income	(.028)	(.042)
Net realized gain	**	-
Total distributions	(.028)	(.042)
Net asset value, ending	$1.00	$1.00

Total return	2.82%	4.30%
Ratios to average net assets:
Net investment income	2.82%	4.26%
Total expenses	.30%	.31%
Expenses before offsets	.30%	.31%
Net expenses	.28%	.29%
Net assets, ending (in thousands)	$158,362	$300,393

		Years Ended
	December 31,	December 31,	December 31,
Institutional Class/MMP	1999	1998	1997
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.033	.035	.031
Distributions from
Net investment income	(.033)	(.035)	(.031)
Net asset value, ending	$1.00	$1.00	$1.00

Total return	3.39%	3.58%	3.12%
Ratios to average net assets:
Net investment income	3.36%	3.54%	3.37%
Total expenses	.31%	.30%	.63%
Expenses before offsets	.31%	.30%	.63%
Net expenses	.29%	.29%	.62%
Net assets, ending (in thousands)	$237,544	$246,967	$51,087

Money Market Portfolio

Financial Highlights

		Periods Ended
	December 31,	December 31,	December 31,
Class T Shares	2001	2000	1999##
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.022	.037	.025
Distributions from
Net investment income	(.022)	(.037)	(.025)
Net realized gain	**	-	-
Total distributions	(.022)	(.037)	(.025)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	2.25%	3.73%	2.50%
Ratios to average net assets:
Net investment income	2.21%	3.67%	2.90%(a)
Total expenses	.85%	.86%	.85%(a)
Expenses before offsets	.85%	.86%	.85%(a)
Net expenses	.83%	.85%	.84%(a)
Net assets, ending (in thousands)	$48,813	$42,313	$37,053

Limited-Term Portfolio

Financial Highlights
	Years Ended
	December 31,	December 31,
	2001	2000
Net asset value, beginning	$10.66	$10.64
Income from investment operations
Net investment income	.44	.45
Net realized and unrealized gain (loss)	.03	.02
Total from investment operations	.47	.47
Distributions from
Net investment income	(.44)	(.45)
Total increase (decrease) in net asset value	.03	.02
Net asset value, ending	$10.69	$10.66

Total return*	4.46%	4.53%
Ratios to average net assets:
Net investment income	4.09%	4.22%
Total expenses	.70%	.72%
Expenses before offsets	.70%	.72%
Net expenses	.69%	.70%
Portfolio turnover	63%	82%
Net assets, ending (in thousands)	$670,479	$463,465

		Years Ended
	December 31,	December 31,	December 31,
	1999	1998	1997
Net asset value, beginning	$10.71	$10.70	$10.69
Income from investment operations
Net investment income	.37	.40	.42
Net realized and unrealized gain (loss)	(.07)	.01	.01
Total from investment operations	.30	.41	.43
Distributions from
Net investment income	(.37)	(.40)	(.42)
Total increase (decrease) in net asset value	(.07)	.01	.01
Net asset value, ending	$10.64	$10.71	$10.70

Total return*	2.86%	3.87%	4.07%
Ratios to average net assets:
Net investment income	3.47%	3.70%	3.91%
Total expenses	.71%	.71%	.70%
Expenses before offsets	.71%	.71%	.70%
Net expenses	.70%	.70%	.69%
Portfolio turnover	78%	45%	52%
Net assets, ending (in thousands)	$523,743	$547,212	$490,180

Long-Term Portfolio

Financial Highlights
	Years Ended
	December 31,	December 31,
	2001	2000
Net asset value, beginning	$16.46	$15.30
Income from investment operations
Net investment income	.73	.77
Net realized and unrealized gain (loss)	(.13)	1.15
Total from investment operations	.60	1.92
Distributions from
Net investment income	(.73)	(.76)
Net realized gains	(.13)	-
Total distributions	(.86)	(.76)
Total increase (decrease) in net asset value	(.26)	1.16
Net asset value, ending	$16.20	$16.46

Total return*	3.68%	12.93%
Ratios to average net assets:
Net investment income	4.47%	4.89%
Total expenses	87%	.90%
Expenses before offsets	.87%	.90%
Net expenses	.85%	.85%
Portfolio turnover	85%	85%
Net assets, ending (in thousands)	$63,329	$52,517

		Years Ended
	December 31,	December 31,	December 31,
	1999	1998	1997
Net asset value, beginning	$16.81	$17.28	$16.81
Income from investment operations
Net investment income	.70	.78	.87
Net realized and unrealized gain (loss)	(1.44)	.06	.50
Total from investments	(.74)	.84	1.37
Distributions from
Net investment income	(.70)	(.80)	(.87)
Net realized gains	(.07)	(.51)	(.03)
Total distributions	(.77)	(1.31)	(.90)
Total increase (decrease) in net asset value	(1.51)	(.47)	.47
Net asset value, ending	$15.30	$16.81	$17.28

Total return*	(4.52%)	5.01%	8.41%
Ratios to average net assets:
Net investment income	4.35%	4.58%	5.16%
Total expenses	.88%	.87%	.87%
Expenses before offsets	.88%	.87%	.87%
Net expenses	.84%	.84%	.85%
Portfolio turnover	80%	72%	41%
Net assets, ending (in thousands)	$51,146	$57,677	$50,966

(a) Annualized

* Total return is not annualized for periods less than one year and does not reflect deduction of Class A front-end sales charge.

** Distribution was less than .001 per share.

## From March 1, 1999 inception.

See notes to financial statements.

Trustee and Officer Information Table
			# of Calvert
	Position	Position	Portfolios		Other
Name &	with	Start	Principal Occupation	Overseen	Directorships
Date of Birth	Fund	Date	During Last 5 Years	(Not Applicable to Officers)
RICHARD L. BAIRD, JR. DOB: 05/09/48	Trustee	1982	Executive Vice President for the Family Health Council, Inc. in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services.	19	o Chairperson, United Methodist Services for the Aging.
FRANK H. BLATZ, JR., Esq. DOB: 10/29/35	Trustee	1982	Attorney in private practice in Fanwood, NJ. From 1996 to 1999 he was a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz and prior to that a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A.	28
CHARLES E. DIEHL DOB: 10/13/22	Trustee	1982	Self-employed consultant and Vice President and Treasurer Emeritus of The George Washington University. Formerly, he was a Director of Acacia Mutual Life Insurance Company.	28
DOUGLAS E. FELDMAN, M.D. DOB: 05/23/48	Trustee	1982	Managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America.	12
PETER W. GAVIAN, CFA, ASA DOB:12/08/32	Trustee	1982	Since 1976, President of Corporate Finance of Washington, Inc., an investment banking firm. He is a Chartered Financial Analyst and an Accredited senior appraiser (business evaluation).	12	o MVM, Inc.

			# of Calvert
Position	Position		Portfolios		Other
Name &	with	Start	Principal Occupation	Overseen	Directorships
Date of Birth	Fund	Date	During Last 5 Years		(Not Applicable to Officers)
JOHN GUFFEY, JR. DOB: 05/15/48	Trustee	1976	Treasurer and Director of Silby, Guffey and Co., Inc. a venture capital firm.	21	o Ariel Funds o Calvert Foundation o Calvert Ventures, LLC
M. CHARITO KRUVANT DOB: 12/08/45	Trustee	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	28	o Acacia Federal Savings Bank
ARTHUR J. PUGH DOB: 09/24/37	Trustee	1982	Retired executive.	28	o Acacia Federal Savings Bank
BARBARA J. KRUMSIEK DOB: 08/09/52	Trustee & President	1997	President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	39	o Calvert Foundation
DAVID R. ROCHAT DOB: 10/07/37	Trustee & Senior Vice-President	1976	Executive Vice President of Calvert Asset Management Company, Inc. and Director and President of Chelsea Securities, Inc.	12	o Government Scientific Source, Inc.
D. Wayne Silby, Esq. DOB: 07/20/48	Trustee	1976	Mr. Silby is Executive Vice-Chairman of GroupServe, Inc., a software company focused on collaborative tools. He is an officer and director of Silby, Guffey and Co., Inc.	23	o Ameritas Acacia Mutual Life Insurance Company o Calvert Foundation
SUSAN walker Bender, Esq. DOB: 01/29/59	Officer	1988	Assistant Vice-President and Associate General Counsel of Calvert Group, Ltd.
IVY WAFFORD DUKE, Esq. DOB: 09/07/68	Officer	1996	Assistant Vice-President and Associate General Counsel of Calvert Group, Ltd.
VICTOR FRYE, Esq. DOB: 10/15/58	Officer	1999

Assistant Vice-President and Counsel and Compliance Officer of Calvert Group, Ltd. Prior to joining Calvert Group in 1999, Mr. Frye had been Counsel and Manager of the Compliance Department at The Advisors Group since 1986.

# of Calvert
Position	Position	Portfolios	Other
Name &	with	Start	Principal Occupation	Overseen	Directorships
Date of Birth	Fund	Date	During Last 5 Years	(Not Applicable to Officers)
Daniel K. Hayes DOB: 09/09/50	Officer	1996	Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA DOB: 01/06/65	Officer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.
reno J. Martini DOB: 01/13/50	Officer	1990	Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc.
William M. Tartikoff, Esq. DOB: 08/12/47	Officer	1990	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
Ronald M. Wolfsheimer, CPA DOB: 07/24/52	Officer	1979	Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA DOB: 08/04/61	Officer	1999	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

Additional information about the Fund's Trustees can be found in the Statement of Additional Information (SAI). You can get a free copy of the SAI by contacting your broker, or the Fund at 1-800-368-2745.

Calvert

Tax-Free

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Calvert

Investments that make a difference®

December 31, 2001

Annual Report

Calvert Tax-Free Reserves

California Money Market

Portfolio

Calvert Tax

free reserves California

Money Market Portfolio

President's Letter

2

Portfolio Manager Remarks

3

Report of Independent Public Accountants

5

Statement of Net Assets

6

Statement of Operations

10

Statements of Changes

in Net Assets

11

Notes to

Financial Statements

12

Financial Highlights

15

Trustee and Officer Information Table

16

Dear Shareholders:

We are seeing signs of economic recovery for 2002, though uncertainty about its strength and timing may test investor patience this year.

Keep investment perspective

For all investors - money market, fixed income, as well as equity - patience means viewing performance through the lens of one's own personal investment strategy. When economic conditions are uncertain and markets volatile, as they are now, we encourage you to take a closer look with your financial advisor at the investment objectives and styles of your holdings. Verify that your portfolio selections are in fact appropriate given your goals, risk tolerance, and time horizon. Rebalance or reallocate as appropriate, then have patience with your strategy as the year unfolds.

You may also want to talk with your advisor about the significant retirement and education saving opportunities now available as a result of 2001 federal tax legislation, a welcome development in a year which brought many unwelcome events.

Revisiting shared values

Certainly, the tragic events of September 11 must be noted. We mourn the losses and feel for those who suffered loss. We honor the heroic actions of so many. As a lasting and important footnote to that day, we observe and are heartened by the growth in volunteerism and giving by individuals who want to make a difference in their communities.

This spirit of community involvement is one of Calvert's core values. We encourage employers and corporations to support their employees' efforts to become engaged in their communities, whether through offering time off to volunteer in the community, as Calvert does with one paid day off per month for each associate, or by stepping up philanthropy and in-kind giving.

Thank you for choosing Calvert

On December 7, 2001, Calvert celebrated 25 years in the investment business. We are grateful to those of you who have been with us for all or most of that time - and we welcome the many investors who joined us in 2001. The trust and confidence all of you have expressed through your investment in Calvert Funds redoubles our commitment to a strong and successful 2002.

Sincerely,

Barbara J. Krumsiek

President and CEO

January 31, 2002

Tom Dailey is a member of the CAMCO portfolio management team.

Calvert Tax-Free Reserves California Money Market Portfolio seeks to earn the highest level of interest income exempt from federal and California state income taxes as is consistent with prudent investment management, preservation of capital and the quality and maturity characteristics of the Portfolio.

Fund

Information

asset allocation

California tax-exempt

money market

NASDAQ symbol

CTCXX

CUSIP number

131620-50-2

Calvert Tax-Free Reserves California Money Market Portfolio

How would you characterize the investment climate over the past 12 months?

The U. S. economy officially fell into recession in March 2001, after a long and prosperous period of growth. In response to the decline in economic growth, the Federal Reserve aggressively lowered the Fed Funds rate on eleven separate occasions during the year. The Fed Funds target rate was lowered from 6.5% to 1.75%, the lowest rate since 1961.

Tax-free money market rates declined as well, at times below 1%. Investors sought the safe haven of money market funds as the stock market remained volatile. Later in the year, even extraordinarily low money market rates failed to force investors back into the post-bubble stock market, for fear of more losses.

How did the Fund perform?

The Portfolio's total return for the year ended December 31, 2001, was 1.99%, equaling that of the average California tax-exempt money market fund tracked by Lipper Analytical Services, Inc.

What was your strategy during the period?

The Fed easing, along with the continuous influx of cash into tax-free money market funds pressured rates downward all year, forcing us to try to keep a long-weighted average maturity. In a typical year, cash outflows that occur regularly throughout the year allow us to take advantage of any spike in rates, and we buy aggressively as rate increases occur. In 2001, an atypical year, there were few cash outflows, and the only strategy remaining was to buy note issues as early in the year as possible, before rates neared a bottom.

What is your outlook?

We felt that the Fed easing in the first half of 2001 would begin to right the economy in the second half. But, the events of September 11 only exacerbated economic weakness. We still feel that the low interest rate environment will eventually help to kick start economic growth during 2002. In fact, recent economic data has been positive and we think the Fed will allow the economy to regain its footing well in advance of any possible rate hikes.

Certainly, risks remain that could derail a near-term recovery such as a downturn in consumer confidence or housing activity, or another exogenous shock to the economy. However, current indications point to a gradual recovery of economic growth, including recent increases in manufacturing activity, consumer confidence, and stock prices.

January 31, 2002

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at December 31, 2001, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

statistics

weighted

average maturity
12.31.01	27 days
12.31.00	39 days

average annual

total return

as of 12.31.01
1 year	1.99%
5 year	2.90%
10 year	2.94%
inception	3.39%

(10.16.89)

comparative month-end yields
		MFR's State
	CTFR	Specific SB&GP
	California	Tax-Free Money
	Money Market	Market Averages
12.31.01	0.84%	0.95%
11.30.01	1.12%	1.22%
10.31.01	1.41%	1.54%
9.30.01	1.49%	1.66%
8.31.01	1.51%	1.75%
7.31.00	1.85%	1.99%
6.30.01	2.12%	2.27%

Total returns assume reinvestment of dividends. Past performance is no guarantee of future results. Source: Money Fund Vision98, iMoneyNet, Inc.

Report of independent public accountants

To the Board of Trustees of Calvert Tax-Free Reserves and

Shareholders of California Money Market Portfolio:

We have audited the accompanying statement of net assets of California Money Market Portfolio, (one of the portfolios comprising Calvert Tax-Free Reserves, hereafter referred to as the "Fund"), as of December 31, 2001, and the related statements of operations, changes in net assets, and financial highlights for the periods presented, excluding the periods indicated below. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to December 31, 2000, were audited by other auditors, whose report dated February 11, 2000, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Money Market Portfolio as of December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania

February 15, 2002

Statement of Net Assets

December 31, 2001
	Principal
Municipal Obligations - 97.6%	Amount	Value
California - 87.8%
ABAG Finance Authority For Nonprofit Corps. Adjustable COPs,
1.55%, 2/1/25, LOC: Wells Fargo Bank N.A.	$1,500,000	$1,500,000
ABAG Finance Authority For Nonprofit Corps. Revenue
VRDN, 1.55%, 6/15/30, LOC: FNMA	2,545,000	2,545,000
ABN AMRO MuniTops Certificate Trust VRDN:
1.45%, 7/4/07, BPA: ABN AMRO Bank, N.V.	2,800,000	2,800,000
1.45%, 8/1/24, BPA: ABN AMRO Bank, N.V.	5,500,000	5,500,000
Alameda-Contra Costa Schools Financing Authority Adjustable COPs:
1.50%, 11/1/14, BPA: Dexia Credit Local, AMBAC Insured	1,835,000	1,835,000
1.50%, 8/1/24, BPA: Dexia Credit Local, AMBAC Insured	3,585,000	3,585,000
CDC Municipal Products, Inc., Class A Certificates VRDN:
Series 2000L, 1.50%, 11/1/07, BPA: Caisse Des Depots,
FGIC Insured	4,485,000	4,485,000
Series 2000T, 1.50%, 11/1/07, BPA: Caisse Des Depots	8,215,000	8,215,000
Contra Costa County MFH Revenue VRDN:
1.50%, 11/15/22, LOC: FNMA	6,400,000	6,400,000
1.40%, 10/20/28, LOC: State Street Bank & Trust Co.	10,745,000	10,745,000
Fresno Revenue VRDN, 1.50%, 5/1/15, LOC: US Bank, N.A.	9,500,000	9,500,000
Health Facilities Financing Authority Revenue VRDN,
1.42%, 10/1/22, BPA: Bank One, MBIA Insured	2,200,000	2,200,000
Housing Finance Agency Home Ownership & Home Improvement
Revenue VRDN:
1.65%, 8/1/10, TOA: Citibank	2,410,000	2,410,000
1.41%, 8/1/14, LOC: Banco Santander Central Hispano	1,990,000	1,990,000
Irvine Ranch Water District Revenue VRDN, 1.65%, 9/1/06,
LOC: Commerze Bank	1,200,000	1,200,000
Livermore MFH Revenue VRDN, 1.50%, 5/1/20, LOC: FNMA	6,950,000	6,950,000
Los Angeles City Tax & Revenue Anticipation Notes, 4.00%, 6/28/02	3,800,000	3,827,112
Los Angeles Community Redevelopment Agency Adjustable COPs,
1.42%, 12/1/14, LOC: Wells Fargo Bank N.A.	10,000,000	10,000,000
Los Angeles Community Redevelopment Agency Revenue VRDN:
1.55%, 12/1/05, LOC: Westdeutsche Landesbank	11,500,000	11,500,000
1.30%, 4/1/30, LOC: FHLMC	6,000,000	6,000,000
Los Angeles Convention & Exhibit Center Authority Adjustable COPs,
1.50%, 8/15/18, BPA: Merrill Lynch	2,100,000	2,100,000
Los Angeles County Housing Authority Development Revenue VRDN:
1.30%, 12/1/07, LOC: General Bank, C/LOC: FHLB	4,000,000	4,000,000
1.35%, 6/1/10, LOC: FHLMC	10,000,000	10,000,000
1.30%, 4/1/31, LOC: General Bank, C/LOC: FHLB	8,000,000	8,000,000
Los Angeles County Pension Obligation Refunding Revenue VRDN,
1.35%, 6/30/07, BPA: Dexia Credit Local, AMBAC Insured	5,215,000	5,215,000
Los Angeles County Tax & Revenue Anticipation Notes,
3.75%, 6/28/02	15,000,000	15,081,209
Los Angeles County Transportation Commission Tax Revenue Bonds,
6.00%, 7/1/23, IA: Escrowed U.S. Treasuries (Pre-refunded 7/1/02@102)	21,020,000	22,024,834
Los Angeles County Waste Water System Revenue Bonds,
1.88%, 10/31/02, BPA: FGIC , FGIC Insured	4,000,000	4,000,000

	Principal
Municipal Obligations - Cont'd	Amount	Value
California - Cont'd
Modesto Irrigation District Financing Authority Revenue VRDN,
1.50%, 10/1/15, BPA: Societe Generale	$2,000,000	$2,000,000
Newman Capital Trust Certificates VRDN, 1.71%, 4/1/32,
LOC: FHLMC	10,950,000	10,950,000
Oakland Joint Powers Financing Authority Lease Revenue VRDN,
1.55%, 8/1/21, BPA: Commerze Bank, AG, FSA Insured	6,200,000	6,200,000
Ontario Revenue VRDN, 1.45%, 10/1/26, C/LOC: CalSTERS	7,770,000	7,770,000
Orange County Apartment Development Adjustable COPs,
1.42%, 3/1/16, LOC: UBS, AG	2,100,000	2,100,000
Orange County Apartment Development Revenue VRDN:
1.50%, 12/1/06, LOC: FHLMC	6,000,000	6,000,000
1.30%, 11/1/09, LOC: Northern Trust Co.	7,400,000	7,400,000
1.35%, 11/1/09, LOC: FHLMC	8,500,000	8,500,000
Orange County Water District Adjustable COPs, 1.65%, 8/15/15,
LOC: Bayerische Landesbank	1,100,000	1,100,000
Pitney Bowes Credit Corp. LeaseTOPS Trust VRDN, 2.40%, 3/9/05,
BPA: Pitney Bowes Credit, AMBAC Insured	3,680,903	3,680,903
Pollution Control Financing Authority IDA Revenue VRDN:
1.65%, 9/1/10, LOC: Comerica Bank	2,855,000	2,855,000
1.65%, 6/1/11, LOC: Comerica Bank	4,000,000	4,000,000
3.05%, 3/1/16, LOC: Comerica Bank	3,500,000	3,500,000
1.55%, 10/1/16, LOC: Key Bank	6,815,000	6,815,000
1.45%, 9/1/17, LOC: Bank of America	3,100,000	3,100,000
1.45%, 9/1/17, LOC: Deutsche Bank AG	7,000,000	7,000,000
San Bernardino County Adjustable COPs:
1.45%, 3/1/24, LOC: Bayerische Hypo-Und Vereinsbank	3,835,000	3,835,000
1.48%, 8/1/26, BPA: Landesbank Hessen Thurinzen, MBIA Insured	10,500,000	10,500,000
San Bernardino County Housing Authority MFH Revenue VRDN:
1.26%, 6/1/05, LOC: FNMA	2,000,000	2,000,000
1.80%, 5/1/17, LOC: California Federal Savings Bank,
CONF: FHLB	4,625,000	4,625,000
1.60%, 2/1/23, LOC: California Federal Savings Bank,
CONF: FHLB	5,660,000	5,660,000
San Diego City Public Facilities Financing Authority Revenue
VRDN, 1.41%, 5/15/20, BPA: Societe Generale	1,300,000	1,300,000
San Diego County & School District Tax & Revenue
Anticipation Notes, 3.50%, 6/28/02	3,800,000	3,815,332
San Francisco City & County Redevelopment Agency Revenue VRDN:
2.75%, 10/1/10, LOC: Credit Suisse First Boston	8,630,000	8,630,000
1.60%, 8/1/32, LOC: Citibank	4,800,000	4,800,000
1.55%, 12/1/34, LOC: Citibank	5,000,000	5,000,000
School Cash Reserve Program Authority Revenue Notes:
4.00%, 7/3/02, AMBAC Insured	15,000,000	15,102,489
VRDN, 1.40%, 7/1/24, LOC: KBC Bank	2,070,000	2,070,000
Simi Valley MFH Revenue VRDN, 1.75%, 4/1/26,
BPA: Merrill Lynch	6,000,000	6,000,000
Stanislaus Waste-To-Energy Financing Agency Revenue VRDN,
1.50%, 1/1/10, BPA: JP Morgan Chase Bank, MBIA Insured	7,010,000	7,010,000
State Economic Development Financing Authority IDA Revenue
VRDN, 1.50%, 3/1/23, LOC: American National Bank & Trust	2,200,000	2,200,000

.	Principal
Municipal Obligations - Cont'd	Amount	Value
California - Cont'd
Statewide Communities Development Authority Special Tax Revenue
VRDN:
1.50%, 6/1/19, LOC: CalSTERS	$2,425,000	$2,425,000
1.50%, 5/1/22, LOC: United California Bank, C/LOC: CalSTERS	2,365,000	2,365,000
1.42%, 3/1/31, LOC: BNP Paribas	11,000,000	11,000,000
Upland Community Redevelopment Agency Revenue VRDN,
1.50%, 2/15/30, CA: FNMA	800,000	800,000
Vallejo Housing Authority MFH Revenue VRDN:
1.35%, 6/1/07, LOC: Dresdner Bank AG	8,545,000	8,545,000
1.55%, 1/1/08, LOC: Dresdner Bank AG	2,100,000	2,100,000
Victorville MFH Revenue VRDN, 1.70%, 12/1/15,
C/LOC: California Federal Savings Bank	6,410,000	6,410,000
Watereuse Finance Authority Revenue VRDN, 1.50%, 5/1/28,
BPA: Credit Suisse First Boston, FSA Insured	1,275,000	1,275,000
West Basin Municipal Water District Adjustable COPs, 1.30%, 8/1/27,
LOC: Bayerische Hypo-Und Vereinsbank	6,875,000	6,875,000

Puerto Rico - 8.6%
Puerto Rico Commonwealth Electric Power Authority VRDN:
1.41%, 7/1/16, BPA: Merrill Lynch	2,120,000	2,120,000
1.41%, 7/1/19, BPA: Merrill Lynch	2,760,000	2,760,000
1.45%, 7/1/22, BPA: Societe Generale	9,600,000	9,600,000
Puerto Rico Commonwealth Government Development Bank
Revenue VRDN, 1.35%, 12/1/15, BPA: Credit Suisse First Boston,
MBIA Insured	3,100,000	3,100,000
Puerto Rico Commonwealth Tax and Revenue Anticipation Notes,
3.00%, 7/30/02	4,300,000	4,322,449
Puerto Rico Infrastructure Financing Authority Revenue VRDN,
2.73%, 7/1/27, BPA: Commerze Bank	3,800,000	3,800,000
TICS-TOCS Trust VRDN, 1.35%, 7/1/19, BPA: Toronto-Dominion	11,500,000	11,500,000

	Principal
Municipal Obligations - 97.6%	Amount	Value
Washington - 1.2%
State Housing Finance Commission Revenue VRDN,
1.70%, 7/1/25, LOC, FHLMC	$5,500,000	$5,500,000

TOTAL INVESTMENTS (Cost $423,624,328) - 97.6%		423,624,328
Other assets and liabilities, net - 2.4%		10,417,705
Net Assets - 100%		$434,042,033

Net Assets Consist Of:
Paid in capital applicable to 434,090,392 shares of beneficial interest,
unlimited number of no par shares authorized		$434,090,433
Undistributed net investment income		27,666
Accumulated realized gain (loss) on investments		(76,066)

Net Assets		$434,042,033

Net Asset Value Per Share		$1.00

Explanation of Guarantees: Abbreviations:
BPA: Bond-Purchase Agreement	AMBAC: American Municipal Bond Assurance Corp.
C/LOC: Confirming Letter of Credit	CA: Collateralized Agreement
INSUR: Insurance	COPs: Certificates of Participation
LOC: Letter of Credit	FGIC: Financial Guaranty Insurance Company
TOA: Tender Option Agreement	FHLB: Federal Home Loan Bank
FHLMC: Federal Home Loan Mortgage Corporation
FNMA: Federal National Mortgage Association
FSA: Financial Security Advisor
GO: General Obligation
IA: Investment Agreement
IDA: Industrial Development Authority
MBIA: Municipal Bond Insurance Association
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes

See notes to financial statements.

Statement of Operations

Year Ended December 31, 2001
Net Investment Income
Investment Income:
Interest income	$11,043,570

Expenses:
Investment advisory fee	2,120,413
Transfer agency fees and expenses	406,173
Accounting fees	55,291
Trustees' fees and expenses	37,063
Administrative fees	31,345
Custodian fees	42,718
Registration fees	7,835
Reports to shareholders	86,019
Professional fees	17,767
Miscellaneous	49,948
Total expenses	2,854,572
Fees paid indirectly	(50,759)
Net expenses	2,803,813

Net Investment Income	8,239,757

Realized Gain (Loss) on Investments
Net realized gain (loss)	30,235

Increase (Decrease) in Net Assets
Resulting from Operations	$8,269,992

See notes to financial statements.

Statements of Changes in Net Assets
	Year Ended	Year Ended
	December 31,	December 31,
Increase (Decrease) in Net Assets	2001	2000
Operations:
Net investment income	$8,239,757	$12,712,775
Net realized gain (loss)	30,235	24,446

Increase (Decrease) in Net Assets
Resulting from Operations	8,269,992	12,737,221

Distributions to shareholders from:
Net investment income	(8,238,152)	(12,684,997)

Capital share transactions:
Shares sold	323,853,461	351,114,060
Reinvestment of distributions	8,248,402	12,453,200
Shares redeemed	(295,191,626)	(394,464,155)
Total capital share transactions	36,910,237	(30,896,895)

Total Increase (Decrease) in Net Assets	36,942,077	(30,844,671)

Net Assets
Beginning of year	397,099,956	427,944,627
End of year (including undistributed net investment income
of $27,666 and $26,353, respectively)	$434,042,033	$397,099,956

Share Activity
Shares sold	323,853,461	351,114,060
Reinvestment of distributions	8,248,402	12,453,200
Shares redeemed	(295,191,626)	(394,464,155)
Net share activity	36,910,237	(30,896,895)

See notes to financial statements.

Notes To Financial Statements

Note A - Significant Accounting Policies

General: The California Money Market Portfolio (the "Portfolio"), a series of Calvert Tax-Free Reserves (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of five separate portfolios. The operations of each series are accounted for separately. The Portfolio offers shares of beneficial interest to the public with no sales charges.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities are valued at amortized cost which approximates market.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis.

Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium..

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolios' cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Money Market Insurance: The Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Fund are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

Audit Guide Implementation: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Portfolio has implemented the provisions of the Guide, as required on January 1, 2001. The implementation did not have a material impact on the Portfolio's financial statements.

Note B - Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company (collectively, "Ameritas Acacia"). The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets: .50% on the first $500 million, .45% on the next $500 million and .40% on the excess of $1 billion. Under the terms of the agreement, $227,331 was payable at year end.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. The Fund (exclusive of the Money Market portfolio) pays monthly an annual fee of $80,000, which is allocated between the Portfolios based on their relative net assets. Under the terms of the agreement, $2,380 was payable at year end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio.

Calvert Shareholder Services, Inc. (CSSI), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $213,019 for the year ended December 31, 2001. Under the terms of the agreement, $16,416 was payable at year end. National Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee who is not affiliated with the Advisor receives an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

Note C - Investment Activity

The cost of investments owned at December 31, 2001 for federal income tax purposes was $423,624,328. The table below presents the net capital loss carryforwards of $76,066 at December 31, 2001 with expiration dates:
Capital Loss Carryforwards	Expiration Dates
$58,391	12/31/03
351	12/31/04
17,324	12/31/07

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.

There were no significant differences between book basis and tax basis of distributable earnings as of December 31, 2001 and distributions for the years ended December 31, 2001 and 2000.

The Portfolio may sell or purchase securities from other Portfolios managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. For the year ended December 31, 2001, purchases and sales transactions were $249,009,779 and $235,860,000, respectively.

Note D - Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio and CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolio's average daily balance of these borrowings outstanding during the year ended December 31, 2001 was $199,964 at a weighted average interest rate of 4.17%. The maximum amount of these borrowings outstanding during the year ended December 31, 2001 was $10,830,710 during February 2001. The Portfolio had no loans outstanding pursuant to this line of credit at December 31, 2001.

Financial Highlights
	Years Ended
	December 31,	December 31,
	2001	2000
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.020	.032
Distributions from
Net investment income	(.020)	(.032)
Net asset value, ending	$1.00	$1.00

Total return	1.99%	3.22%
Ratios to average net assets:
Net investment income	1.94%	3.16%
Total expenses	.67%	.68%
Expenses before offsets	.67%	.68%
Net expenses	.66%	.65%
Net assets, ending (in thousands)	$434,042	$397,100

		Years Ended
	December 31,	December 31,	December 31,
	1999	1998	1997
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.028	.031	.032
Distributions from
Net investment income	(.028)	(.031)	(.032)
Net asset value, ending	$1.00	$1.00	$1.00
Total return	2.80%	3.19%	3.28%
Ratios to average net assets:
Net investment income	2.75%	3.13%	3.22%
Total expenses	.66%	.69%	.71%
Expenses before offsets	.66%	.67%	.66%
Net expenses	.65%	.65%	.65%
Net assets, ending (in thousands)	$427,945	$437,575	$321,001

See notes to financial statements.

Trustee and Officer Information Table
			# of Calvert
	Position	Position	Portfolios		Other
Name &	with	Start	Principal Occupation	Overseen	Directorships
Date of Birth	Fund	Date	During Last 5 Years	(Not Applicable to Officers)
RICHARD L. BAIRD, JR. DOB: 05/09/48	Trustee	1982	Executive Vice President for the Family Health Council, Inc. in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services.	19	Chairperson, United Methodist Services for the Aging.
FRANK H. BLATZ, JR., Esq. DOB: 10/29/35	Trustee	1982	Attorney in private practice in Fanwood, NJ. From 1996 to 1999 he was a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz and prior to that a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A.	28
CHARLES E. DIEHL DOB: 10/13/22	Trustee	1982	Self-employed consultant and Vice President and Treasurer Emeritus of The George Washington University. Formerly, he was a Director of Acacia Mutual Life Insurance Company.	28
DOUGLAS E. FELDMAN, M.D. DOB: 05/23/48	Trustee	1982	Managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America.	12
PETER W. GAVIAN, CFA, ASA DOB:12/08/32	Trustee	1982	Since 1976, President of Corporate Finance of Washington, Inc., an investment banking firm. He is a Chartered Financial Analyst and an Accredited senior appraiser (business evaluation).	12	MVM, Inc.

			# of Calvert
Position	Position		Portfolios		Other
Name &	with	Start	Principal Occupation	Overseen	Directorships
Date of Birth	Fund	Date	During Last 5 Years		(Not Applicable to Officers)
JOHN GUFFEY, JR. DOB: 05/15/48	Trustee	1976	Treasurer and Director of Silby, Guffey and Co., Inc. a venture capital firm.	21	Ariel Funds Calvert Foundation Calvert Ventures, LLC
M. CHARITO KRUVANT DOB: 12/08/45	Trustee	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	28	Acacia Federal Savings Bank
ARTHUR J. PUGH DOB: 09/24/37	Trustee	1982	Retired executive.	28	Acacia Federal Savings Bank
BARBARA J. KRUMSIEK DOB: 08/09/52	Trustee & President	1997	President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	39	Calvert Foundation
DAVID R. ROCHAT DOB: 10/07/37	Trustee & Senior Vice-President	1976	Executive Vice President of Calvert Asset Management Company, Inc. and Director and President of Chelsea Securities, Inc.	12	Government Scientific Source, Inc.
D. Wayne Silby, Esq. DOB: 07/20/48	Trustee	1976	Mr. Silby is Executive Vice-Chairman of GroupServe, Inc., a software company focused on collaborative tools. He is an officer and director of Silby, Guffey and Co., Inc.	23	Ameritas Acacia Mutual Life Insurance Company Calvert Foundation
SUSAN walker Bender, Esq. DOB: 01/29/59	Officer	1988	Assistant Vice-President and Associate General Counsel of Calvert Group, Ltd.
IVY WAFFORD DUKE, Esq. DOB: 09/07/68	Officer	1996	Assistant Vice-President and Associate General Counsel of Calvert Group, Ltd.
VICTOR FRYE, Esq. DOB: 10/15/58	Officer	1999

Assistant Vice-President and Counsel and Compliance Officer of Calvert Group, Ltd. Prior to joining Calvert Group in 1999, Mr. Frye had been Counsel and Manager of the Compliance Department at The Advisors Group since 1986.

# of Calvert
Position	Position	Portfolios	Other
Name &	with	Start	Principal Occupation	Overseen	Directorships
Date of Birth	Fund	Date	During Last 5 Years	(Not Applicable to Officers)
Daniel K. Hayes DOB: 09/09/50	Officer	1996	Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA DOB: 01/06/65	Officer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.
reno J. Martini DOB: 01/13/50	Officer	1990	Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc.
William M. Tartikoff, Esq. DOB: 08/12/47	Officer	1990	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
Ronald M. Wolfsheimer, CPA DOB: 07/24/52	Officer	1979	Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA DOB: 08/04/61	Officer	1999	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

Additional information about the Fund's Trustees can be found in the Statement of Additional Information (SAI). You can get a free copy of the SAI by contacting your broker, or the Fund at 1-800-368-2745.

Calvert

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CTFR Money Market Portfolio

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

Calvert

Investments that make a difference

December 31, 2001

Annual Report

Calvert Tax-Free Reserves

Vermont Municipal

Portfolio

Calvert Tax

free reserves Vermont Municipal Portfolio

President's Letter

2

Portfolio Manager Remarks

3

Report of Independent Public Accountants

5

Statement of Net Assets

6

Statement of Operations

8

Statements of Changes

in Net Assets

9

Notes to

Financial Statements

10

Financial Highlights

13

Trustee and Officer Information Table

14

Dear Shareholders:

We are seeing signs of economic recovery for 2002, though uncertainty about its strength and timing may test investor patience this year.

Keep investment perspective

For all investors - money market, fixed income, as well as equity - patience means viewing performance through the lens of one's own personal investment strategy. When economic conditions are uncertain and markets volatile, as they are now, we encourage you to take a closer look with your financial advisor at the investment objectives and styles of your holdings. Verify that your portfolio selections are in fact appropriate given your goals, risk tolerance, and time horizon. Rebalance or reallocate as appropriate, then have patience with your strategy as the year unfolds.

You may also want to talk with your advisor about the significant retirement and education saving opportunities now available as a result of 2001 federal tax legislation, a welcome development in a year which brought many unwelcome events.

Revisiting shared values

Certainly, the tragic events of September 11 must be noted. We mourn the losses and feel for those who suffered loss. We honor the heroic actions of so many. As a lasting and important footnote to that day, we observe and are heartened by the growth in volunteerism and giving by individuals who want to make a difference in their communities.

This spirit of community involvement is one of Calvert's core values. We encourage employers and corporations to support their employees' efforts to become engaged in their communities, whether through offering time off to volunteer in the community, as Calvert does with one paid day off per month for each associate, or by stepping up philanthropy and in-kind giving.

Thank you for choosing Calvert

On December 7, 2001, Calvert celebrated 25 years in the investment business. We are grateful to those of you who have been with us for all or most of that time - and we welcome the many investors who joined us in 2001. The trust and confidence all of you have expressed through your investment in Calvert Funds redoubles our commitment to a strong and successful 2002.

Sincerely,

Barbara J. Krumsiek

President and CEO

January 31, 2002

Emmett Long is a member of the CAMCO portfolio management team.

Calvert Tax-Free Reserves Vermont Municipal Portfolio seeks to earn the highest level of interest income exempt from Vermont and federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality characteristics of the Portfolio.

Fund

Information

asset allocation

Vermont long-term

tax-exempt bonds

NASDAQ symbol

CGVTX

CUSIP number

131620-70-0

Calvert tax-free reserves Vermont Municipal

portfolio

How would you characterize the investment climate over the past 12 months?

Despite the sharp drop in short-term interest rates, long-term interest rates were not dramatically lower on the year as expectations for the mildest recession on record and an expected return to federal, state, and local budget deficits left many benchmark long-term rates little changed. For example, high-quality long-term municipal general obligation yields averaged 5.26% at the end of 2001 compared with 5.14% at the end of 2000, and 4.91% in the first week of November 2001. Throughout the third and into fourth quarters, issuance continued to climb as borrowers took advantage of historic low rates.

In the second half of the year there were at least three municipal issues that were in excess of a billion dollars each. The excess supply choked the market as bear market conditions prevailed in the bond market starting in the first week of November, and benchmark treasury, municipal, mortgage, and investment-grade corporate bond interest rates rose for the fourth quarter.

What was your strategy?

The increase in issuance was a double-edged sword for the Fund. There were different Vermont issuers available for purchase, and this allowed us to further diversify the Fund and extend the duration. Since most of these issues were offered late in the third and early in the fourth quarter, it allowed us to achieve our target duration by the middle of the fourth quarter. However, this occurred prior to the outset of rising interest rates late in the fourth quarter.

How did the Fund perform?

The Fund returned 3.67% for the 12 months ended December 31, 2001, versus the 4.32% return of the Lipper Other States Municipal Debt Funds Average for the same period. The interest rate environment of November comparative Investment Performance (as of 12.31.01)

	CTFR	Lipper Other States	Lehman
	Vermont Municipal	Municipal Debt	Municipal Bond
	Portfolio	Funds Average	Index TR
6 month	1.48%	1.99%	2.18%
1 year	3.67%	4.32%	5.13%
5 year*	4.30%	4.80%	5.98%
10 year*	5.45%	5.45%	6.63%

Investment performance does not reflect the deduction of any front-end sales charge.

TR represents total return. Source: Lipper Analytical Services, Inc.

* Average annual return

and mid-December had an adverse impact on the Fund's performance as the year came to a close. We extended our duration prior to the reversal of rates that occurred in November and December. The variety of Vermont issues presented a buying opportunity that we could not overlook, and this opportunity helped us to achieve our duration target and diversification. The timing of the duration extension caused the Fund to slightly underperform its Lipper category for the year.

What is your Outlook?

We believe that economic factors will cause municipal bonds to trade in a range between 25 to 40 basis points for the first half of the year. With our duration similar to an intermediate bond and an attractive average coupon of 5.05%, we expect the Portfolio to perform competitively in this economic environment.

January 31, 2002

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at December 31, 2001, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Portfolio

statistics

monthly

dividend yield
12.31.01	4.02%
12.31.00	4.52%

30 day SEC yield
12.31.01	3.92%
12.31.00	4.16%

weighted

average maturity
12.31.01	14 years
12.31.00	11 years

effective duration
12.31.01	6.96 years
12.31.00	6.57 years

average annual

total return

as of 12.31.01
1 year	(0.21%)
5 year	3.50%
10 year	5.04%
inception	5.49%

(4.01.91)

Growth of a hypothetical $10,000 investment

Total returns assume reinvestment of dividends and reflect the deduction of Fund's maximum front-end sales charge of 3.75%. No sales charge has been applied to the indices used for comparison. Past performance is no guarantee of future returns. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Source: Lipper Analytical Services, Inc.

[INSERT LINE GRAPH HERE]

Report of independent public accountants

To the Board of Trustees of Calvert Tax-Free Reserves and

Shareholders of Vermont Municipal Portfolio:

We have audited the accompanying statement of net assets of Vermont Municipal Portfolio, (one of the portfolios comprising Calvert Tax-Free Reserves, hereafter referred to as the "Fund"), as of December 31, 2001, and the related statements of operations, changes in net assets, and financial highlights for the periods presented, excluding the periods indicated below. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to December 31, 2000, were audited by other auditors, whose report dated February 11, 2000, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Vermont Municipal Portfolio as of December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania

February 15, 2002

Statement of Net Assets

December 31, 2001
	Principal
Municipal Obligations - 101.8%	Amount	Value
Vermont - 88.0%
Burlington Electric Revenue Bonds:
6.375%, 7/1/10, MBIA Insured	$3,125,000	$3,550,438
5.375%, 7/1/12, AMBAC Insured*	1,405,000	1,462,507
Chittenden Solid Waste District GO Bonds, 6.60%, 1/1/12,
Asset Guaranty Insured	2,000,000	2,126,320
Educational & Health Buildings Financing Agency Revenue Bonds:
5.75%, 9/1/05	410,000	426,330
6.60%, 12/1/14	1,000,000	1,034,870
5.50%, 11/1/16	3,000,000	3,090,960
5.50%, 7/1/18	1,955,000	1,881,199
6.25%, 9/1/18	2,000,000	1,898,700
5.00%, 10/1/23	1,000,000	956,860
5.625%, 10/1/25, FSA Insured	1,000,000	1,009,430
5.00%, 11/1/38	3,000,000	2,817,870
Educational & Health Buildings Financing Agency Revenue VRDNs:
1.89%, 11/1/21, LOC: Huntington National Bank	2,300,000	2,300,000
1.80%, 4/1/32, BPA: Fleet National Bank, Asset Guaranty Insured	1,900,000	1,900,000
Housing Finance Agency Single Family Revenue Bonds:
5.25%, 11/1/20	300,000	290,565
5.55%, 11/1/21	1,650,000	1,645,149
Municipal Bond Bank Revenue Bonds:
5.50%, 12/1/19, MBIA Insured	1,500,000	1,538,160
5.50%, 12/1/22, AMBAC Insured	1,000,000	1,015,620
Rutland County Solid Waste District GO Bonds:
6.25%, 11/1/02	110,000	113,688
6.35%, 11/1/03	110,000	116,686
6.45%, 11/1/04	110,000	118,718
6.50%, 11/1/05	105,000	114,900
6.55%, 11/1/06	100,000	110,351
6.60%, 11/1/07	100,000	110,802
6.70%, 11/1/08	100,000	111,906
6.75%, 11/1/09	100,000	112,550
6.80%, 11/1/10	100,000	113,505
6.80%, 11/1/11	100,000	114,408
6.85%, 11/1/12	100,000	114,986
State Economic IDA Revenue Bonds, 5.75%, 1/1/09,
LOC: First Vermont Bank & Trust	900,000	840,501
State GO Bonds:
6.30%, 1/15/06	2,500,000	2,745,100
Zero Coupon, 8/1/08	400,000	298,996
Zero Coupon, 8/1/09	300,000	212,175
5.00%, 1/15/11	3,000,000	3,117,240
4.625%, 8/1/17	2,485,000	2,360,576
State Industrial Redevelopment Revenue VRDN, 3.25%, 12/1/04,
LOC: Fleet National Bank	130,000	130,000
Student Assistance Corp. Education Loan Revenue Bonds,
6.50%, 12/15/05, FSA Insured	2,240,000	2,308,118

	Principal
Municipal Obligations - Cont'd	Amount	Value
Vermont - Cont'd
University of Vermont and State Agriculture College Revenue Bonds,
4.75%, 10/1/38, MBIA Insured	$2,000,000	$1,769,960

Territories - 13.8%
Guam Electric Power Authority Revenue Bonds, 5.25%, 10/1/12,
AMBAC Insured	2,000,000	2,110,320
Guam Government LO Highway & Transportation Authority
Revenue Bonds, 4.50%, 5/1/12	1,500,000	1,499,910
Puerto Rico GO Bonds, 6.50%, 7/1/14	1,690,000	1,949,956
Puerto Rico Highway & Transportation Authority Revenue Bonds,
4.75%, 7/1/38	1,500,000	1,351,845

TOTAL INVESTMENTS (Cost $50,368,280) - 101.8%		50,892,175
Other assets and liabilities, net - (1.8)%		(910,776)
Net Assets - 100%		$49,981,399

Net Assets Consist Of:
Paid-in capital applicable to 3,213,179 Class A shares of beneficial
interest, unlimited number of no par shares authorized:		$49,411,290
Undistributed net investment income		46,214
Net unrealized appreciation (depreciation) on investments		523,895

Net Assets		$49,981,399

Net Asset Value Per Share		$15.56

* When issued security.

Abbreviations: Explanation of Guarantees:

FSA: Financial Security Assurance BPA: Bond-Purchase Agreement

GO: General Obligation LOC: Letter of Credit

IDA: Industrial Development Authority

LO: Limited Obligation

VRDN: Variable Rate Demand Notes

See notes to financial statements.

Statement of Operations

Year Ended December 31, 2001
Net Investment Income
Investment Income:
Interest income	$2,499,308

Expenses:
Investment advisory fee	301,670
Transfer agency fees and expenses	33,394
Trustees' fees and expenses	4,414
Administrative fees	2,541
Accounting fees	12,937
Custodian fees	14,426
Registration fees	4,169
Reports to shareholders	11,413
Professional fees	7,401
Miscellaneous	3,546
Total expenses	395,911
Fees paid indirectly	(12,364)
Net expenses	383,547

Net Investment Income	2,115,761

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	32,607
Change in unrealized appreciation or (depreciation)	(351,812)

Net Realized and Unrealized Gain
(Loss) on Investments	(319,205)

Increase (Decrease) in Net Assets
Resulting From Operations	$1,796,556

See notes to financial statements.

Statements of Changes in Net Assets
	Year Ended	Year Ended
	December 31,	December 31,
Increase (Decrease) in Net Assets	2001	2000
Operations:
Net investment income	$2,115,761	$2,174,386
Net realized gain (loss)	32,607	14,768
Change in unrealized appreciation or (depreciation)	(351,812)	2,336,333

Increase (Decrease) in Net Assets
Resulting From Operations	1,796,556	4,525,487

Distributions to shareholders from:
Net investment income	(2,130,581)	(2,158,287)
Net realized gain	(37,229)	-
Total distributions	(2,167,810)	(2,158,287)

Capital share transactions:
Shares sold	6,986,895	5,008,947
Reinvestment of distributions	1,155,433	1,100,201
Shares redeemed	(5,856,965)	(6,860,850)
Total capital share transactions	2,285,363	(751,702)

Total Increase (Decrease) in Net Assets	1,914,109	1,615,498

Net Assets
Beginning of year	48,067,290	46,451,792
End of year (including undistributed net investment income
of $46,214 and $105,317, respectively)	$49,981,399	$48,067,290

Capital Share Activity
Shares sold	443,313	331,773
Reinvestment of distributions	73,523	72,799
Shares redeemed	(371,463)	(453,441)
Total capital share activity	145,373	(48,869)

See notes to financial statements.

Notes To Financial Statements

Note A - Significant Accounting Policies

General: The Vermont Municipal Portfolio (the "Portfolio"), a series of Calvert Tax-Free Reserves (the "Fund"), is registered under the Investment Company Act of 1940 as a nondiversified, open-end management investment company. The Fund is comprised of five separate portfolios. The operations of each series are accounted for separately. Shares of the Portfolio are sold with a maximum front-end sales charge of 3.75%.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities listed or traded on a national securities exchange are valued at the last reported sale price. Other securities for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium.

When-Issued Transactions: The Portfolio may engage in when-issued transactions. The Portfolio records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Audit Guide Implementation: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Portfolio has implemented the provisions of the Guide, as required on January 1, 2001. The implementation did not have a material impact on the Portfolio's financial statements.

Note B - Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company (collectively, "Ameritas Acacia"). The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Portfolio. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets: .60% on the first $500 million, .50% on the next $500 million and .40% on the excess of $1 billion. Under the terms of the agreement, $34,340 was payable at year end.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. The Fund (exclusive of the Money Market portfolio) pays monthly an annual fee of $80,000, which is allocated between the Portfolios based on their relative net assets.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. The Distributor received $18,592 as its portion of commissions charged on sales of the Portfolio.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $4,210 for the year ended December 31, 2001. Under the terms of the agreement, $369 was payable at year end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Each Trustee who is not affiliated with the Advisor receives an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee fees are allocated to each of the funds served.

Note C - Investment Activity

During the year, purchases and sales of investments, other than short-term securities, were

$9,583,535 and $3,623,050, respectively.

The cost of investments owned at December 31, 2001 for federal income tax and financial reporting purposes was $50,344,709. Net unrealized appreciation aggregated $547,466, of which $1,084,046 related to appreciated securities and $536,580 related to depreciated securities.

The tax character of dividends and distributions paid during the years ended December 31, 2001, and December 31, 2000 were as follows:
	2001	2000
Distributions paid from:
Tax-exempt income	$2,129,839	$2,158,287
Ordinary income	742	0
Long-term capital gain	37,229	0
Total	$2,167,810	$2,158,287
As of December 31, 2001, the components of distributable earnings / (accumulated losses) on a tax basis were as follows:

Undistributed tax-exempt income	$22,643
Capital loss carryforward	0
Unrealized appreciation (depreciation)	547,466
Total	$570,109

The Portfolio may sell or purchase securities from other Portfolios managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. For the year ended December 31, 2001, purchases and sales transactions were $12,400,000 and $17,268,350, respectively. In addition, the Portfolio effected transactions with other Calvert Portfolios, which resulted in net realized gains on sales of securities of $10,109. These purchases and sales transactions were executed at independently derived prices pursuant to Rule 17a-7 under the Investment Company Act of 1940.

Note D - Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio and CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolio's average daily balance of these borrowings outstanding during the year ended December 31, 2001 was $1,450 at a weighted average interest rate of 3.77%. The maximum amount of these borrowings outstanding during the year ended December 31, 2001 was $190,715 during June 2001. The Portfolio had no loans outstanding pursuant to this line of credit at December 31, 2001.

Tax Information (unaudited)

The Fund designates $37,229 as capital gain dividends, subject to the 20% rate category, being paid during the taxable year ended December 31, 2001 for this Portfolio.

Financial Highlights
	Years Ended
	December 31,	December 31,
Class A Shares	2001	2000
Net asset value, beginning	$15.67	$14.90
Income from investment operations
Net investment income	.66	.70
Net realized and unrealized gain (loss)	(.09)	.77
Total from investment operations	.57	1.47
Distributions from
Net investment income	(.67)	(.70)
Net realized gains	(.01)	-
Total distributions	(.68)	(.70)
Total increase (decrease) in net asset value	(.11)	.77
Net asset value, ending	$15.56	$15.67

Total return *	3.67%	10.09%
Ratios to average net assets:
Net investment income	4.21%	4.61%
Total expenses	.79%	.80%
Expenses before offsets	.79%	.80%
Net expenses	.76%	.75%
Portfolio turnover	8%	5%
Net assets, ending (in thousands)	$49,981	$48,067

		Years Ended
	December 31,	December 31,	December 31,
Class A Shares	1999	1998	1997
Net asset value, beginning	$16.28	$16.45	$16.33
Income from investment operations
Net investment income	.71	.78	.82
Net realized and unrealized gain (loss)	(1.39)	.13	.26
Total from investment operations	(.68)	.91	1.08
Distributions from
Net investment income	(.70)	(.77)	(.82)
Net realized gains	-	(.31)	(.14)
Total distributions	(.70)	(1.08)	(.96)
Total increase (decrease) in net asset value	(1.38)	(.17)	.12
Net asset value, ending	$14.90	$16.28	$16.45

Total return *	(4.29%)	5.67%	6.90%
Ratios to average net assets:
Net investment income	4.50%	4.73%	5.11%
Total expenses	.78%	.75%	.76%
Expenses before offsets	.78%	.75%	.76%
Net expenses	.76%	.72%	.73%
Portfolio turnover	21%	32%	14%
Net assets, ending (in thousands)	$46,452	$51,292	$50,194

* Total return does not reflect deduction of Class A front-end sales charge.

See notes to financial statements.

Trustee and Officer Information Table
			# of Calvert
	Position	Position	Portfolios		Other
Name &	with	Start	Principal Occupation	Overseen	Directorships
Date of Birth	Fund	Date	During Last 5 Years	(Not Applicable to Officers)
RICHARD L. BAIRD, JR. DOB: 05/09/48	Trustee	1982	Executive Vice President for the Family Health Council, Inc. in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services.	19	o Chairperson, United Methodist Services for the Aging.
FRANK H. BLATZ, JR., Esq. DOB: 10/29/35	Trustee	1982	Attorney in private practice in Fanwood, NJ. From 1996 to 1999 he was a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz and prior to that a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A.	28
CHARLES E. DIEHL DOB: 10/13/22	Trustee	1982	Self-employed consultant and Vice President and Treasurer Emeritus of The George Washington University. Formerly, he was a Director of Acacia Mutual Life Insurance Company.	28
DOUGLAS E. FELDMAN, M.D. DOB: 05/23/48	Trustee	1982	Managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America.	12
PETER W. GAVIAN, CFA, ASA DOB:12/08/32	Trustee	1982	Since 1976, President of Corporate Finance of Washington, Inc., an investment banking firm. He is a Chartered Financial Analyst and an Accredited senior appraiser (business evaluation).	12	o MVM, Inc.

			# of Calvert
Position	Position		Portfolios		Other
Name &	with	Start	Principal Occupation	Overseen	Directorships
Date of Birth	Fund	Date	During Last 5 Years		(Not Applicable to Officers)
JOHN GUFFEY, JR. DOB: 05/15/48	Trustee	1976	Treasurer and Director of Silby, Guffey and Co., Inc. a venture capital firm.	21	o Ariel Funds o Calvert Foundation o Calvert Ventures, LLC
M. CHARITO KRUVANT DOB: 12/08/45	Trustee	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	28	o Acacia Federal Savings Bank
ARTHUR J. PUGH DOB: 09/24/37	Trustee	1982	Retired executive.	28	o Acacia Federal Savings Bank
BARBARA J. KRUMSIEK DOB: 08/09/52	Trustee & President	1997	President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	39	o Calvert Foundation
DAVID R. ROCHAT DOB: 10/07/37	Trustee & Senior Vice-President	1976	Executive Vice President of Calvert Asset Management Company, Inc. and Director and President of Chelsea Securities, Inc.	12	o Government Scientific Source, Inc.
D. Wayne Silby, Esq. DOB: 07/20/48	Trustee	1976	Mr. Silby is Executive Vice-Chairman of GroupServe, Inc., a software company focused on collaborative tools. He is an officer and director of Silby, Guffey and Co., Inc.	23	o Ameritas Acacia Mutual Life Insurance Company o Calvert Foundation
SUSAN walker Bender, Esq. DOB: 01/29/59	Officer	1988	Assistant Vice-President and Associate General Counsel of Calvert Group, Ltd.
IVY WAFFORD DUKE, Esq. DOB: 09/07/68	Officer	1996	Assistant Vice-President and Associate General Counsel of Calvert Group, Ltd.
VICTOR FRYE, Esq. DOB: 10/15/58	Officer	1999

Assistant Vice-President and Counsel and Compliance Officer of Calvert Group, Ltd. Prior to joining Calvert Group in 1999, Mr. Frye had been Counsel and Manager of the Compliance Department at The Advisors Group since 1986.

# of Calvert
Position	Position	Portfolios	Other
Name &	with	Start	Principal Occupation	Overseen	Directorships
Date of Birth	Fund	Date	During Last 5 Years	(Not Applicable to Officers)
Daniel K. Hayes DOB: 09/09/50	Officer	1996	Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA DOB: 01/06/65	Officer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.
reno J. Martini DOB: 01/13/50	Officer	1990	Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc.
William M. Tartikoff, Esq. DOB: 08/12/47	Officer	1990	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
Ronald M. Wolfsheimer, CPA DOB: 07/24/52	Officer	1979	Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA DOB: 08/04/61	Officer	1999	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

Additional information about the Fund's Trustees can be found in the Statement of Additional Information (SAI). You can get a free copy of the SAI by contacting your broker, or the Fund at 1-800-368-2745.

Calvert

Tax-Free

Reserves

Vermont Municipal

Portfolio

This report is intended to provide fund

information to

shareholders. It is not authorized for

distribution to

prospective investors unless preceded or accompanied by a prospectus.

printed on

recycled paper

using soy-

based inks

To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network

(24 hours, 7 days a week)

800-368-2745

Service for Existing Account

Shareholders: 800-368-2745

Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o NFDS,

330 West 9th Street

Kansas City, MO 64105

Web Site

www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

CalverT's

Family of Funds

Tax-Exempt Money Market Funds

CTFR Money Market Portfolio

CTFR California Money Market Portfolio

Taxable Money Market Funds

First Government Money Market Fund

CSIF Money Market Portfolio

Balanced Fund

CSIF Balanced Portfolio

Municipal Funds

CTFR Limited-Term Portfolio

CTFR Long-Term Portfolio

CTFR Vermont Municipal Portfolio

National Muni. Intermediate Portfolio

California Muni. Intermediate Portfolio

Taxable Bond Funds

CSIF Bond Portfolio

Income Fund

Short Duration Income Fund

Equity Funds

CSIF Enhanced Equity Portfolio

CSIF Technology Portfolio

CSIF Equity Portfolio

Calvert Large Cap Growth Fund

Calvert Social Index Fund

Capital Accumulation Fund

CWV International Equity Fund

New Vision Small Cap Fund

South Africa Fund